UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ 07078-2705

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 210 912-2100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Mutual Beacon Fund
Class Z [BEGRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$38	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,431,397,650
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	17.26%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	76-STSR-0826

Franklin Mutual Beacon Fund
Class A [TEBIX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$51	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,431,397,650
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	17.26%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	476-STSR-0826

Franklin Mutual Beacon Fund
Class C [TEMEX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$88	1.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,431,397,650
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	17.26%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	576-STSR-0826

Franklin Mutual Beacon Fund
Class R
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$63	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,431,397,650
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	17.26%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	876-STSR-0826

Franklin Mutual Beacon Fund
Class R6 [FMBRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$36	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,431,397,650
Total Number of Portfolio Holdings	36
Portfolio Turnover Rate	17.26%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Beacon Fund	PAGE 1	376-STSR-0826

Franklin Mutual Global Discovery Fund
Class Z [MDISX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$48	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,009,445,788
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	25.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	77-STSR-0826

Franklin Mutual Global Discovery Fund
Class A [TEDIX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$60	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,009,445,788
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	25.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	477-STSR-0826

Franklin Mutual Global Discovery Fund
Class C [TEDSX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$98	1.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,009,445,788
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	25.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	577-STSR-0826

Franklin Mutual Global Discovery Fund
Class R [TEDRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$73	1.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,009,445,788
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	25.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	877-STSR-0826

Franklin Mutual Global Discovery Fund
Class R6 [FMDRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$44	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$9,009,445,788
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	25.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery Fund	PAGE 1	377-STSR-0826

Franklin Mutual International Value Fund
Class Z [MEURX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$48	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,178,274,392
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	23.86%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	78-STSR-0826

Franklin Mutual International Value Fund
Class A [TEMIX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$60	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,178,274,392
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	23.86%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	478-STSR-0826

Franklin Mutual International Value Fund
Class C [TEURX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$97	1.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,178,274,392
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	23.86%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	578-STSR-0826

Franklin Mutual International Value Fund
Class R [FMURX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$73	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,178,274,392
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	23.86%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	878-STSR-0826

Franklin Mutual International Value Fund
Class R6 [FMEUX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$44	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,178,274,392
Total Number of Portfolio Holdings	51
Portfolio Turnover Rate	23.86%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual International Value Fund	PAGE 1	378-STSR-0826

Franklin Mutual Quest Fund
Class Z [MQIFX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$39	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,726,286,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	30.05%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	75-STSR-0826

Franklin Mutual Quest Fund
Class A [TEQIX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$52	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,726,286,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	30.05%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	475-STSR-0826

Franklin Mutual Quest Fund
Class C [TEMQX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$90	1.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,726,286,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	30.05%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	575-STSR-0826

Franklin Mutual Quest Fund
Class R [FMQSX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$64	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,726,286,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	30.05%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	875-STSR-0826

Franklin Mutual Quest Fund
Class R6 [FMQRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$37	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,726,286,914
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	30.05%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Quest Fund	PAGE 1	347-STSR-0826

Franklin Mutual Shares Fund
Class Z [MUTHX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Z	$39	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,961,320,527
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	30.49%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	74-STSR-0826

Franklin Mutual Shares Fund
Class A [TESIX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$51	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,961,320,527
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	30.49%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	474-STSR-0826

Franklin Mutual Shares Fund
Class C [TEMTX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$89	1.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,961,320,527
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	30.49%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	574-STSR-0826

Franklin Mutual Shares Fund
Class R [TESRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$64	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,961,320,527
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	30.49%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	874-STSR-0826

Franklin Mutual Shares Fund
Class R6 [FMSHX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$36	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,961,320,527
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	30.49%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares Fund	PAGE 1	374-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Mutual Series Funds
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
Franklin Mutual Beacon Fund
Franklin Mutual Global Discovery Fund
Franklin Mutual International Value Fund
Franklin Mutual Quest Fund
Franklin Mutual Shares Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 48
Notes to Financial Statements 57
Changes In and Disagreements with Accountants 85
Results of Meeting(s) of Shareholders 85
Remuneration Paid to Directors, Officers and Others 85
Board Approval of Management and Subadvisory Agreements 85

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.60 $15.83 $15.59 $14.37 $17.96 $16.48
Income from investment operations
a
:
Net investment income
b
............. 0.20
c
0.28 0.32 0.35 0.28 0.26
Net realized and unrealized gains (losses) 0.19 3.77 0.90 1.84 (2.45) 2.45
Total from investment operations ........ 0.39 4.05 1.22 2.19 (2.17) 2.71
Less distributions from:
Net investment income .............. — (0.27) (0.33) (0.32) (0.23) (0.37)
Net realized gains ................. — (1.01) (0.65) (0.65) (1.19) (0.86)
Total distributions ................... — (1.28) (0.98) (0.97) (1.42) (1.23)
Net asset value, end of period .......... $18.99 $18.60 $15.83 $15.59 $14.37 $17.96
Total return
d
....................... 2.10% 25.57% 7.83% 15.48% (11.67)% 16.68%
Ratios to average net assets
e
Expenses
f
......................... 0.76%
g
0.76%
g
0.77% 0.77%
h
0.77%
h
0.81%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —%
i
0.01%
Net investment income ............... 2.12%
c
1.59% 1.91% 2.32% 1.73% 1.41%
Supplemental data
Net assets, end of period (000’s) ........ $2,293,902 $2,338,042 $2,039,624 $2,106,341 $2,010,947 $2,508,213
Portfolio turnover rate ................ 17.26% 46.86% 15.03% 44.54% 49.68% 40.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.47%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.31 $15.60 $15.38 $14.19 $17.76 $16.30
Income from investment operations
a
:
Net investment income
b
............. 0.17
c
0.23 0.27 0.31 0.23 0.21
Net realized and unrealized gains (losses) 0.19 3.71 0.88 1.81 (2.42) 2.43
Total from investment operations ........ 0.36 3.94 1.15 2.12 (2.19) 2.64
Less distributions from:
Net investment income .............. — (0.22) (0.28) (0.28) (0.19) (0.32)
Net realized gains ................. — (1.01) (0.65) (0.65) (1.19) (0.86)
Total distributions ................... — (1.23) (0.93) (0.93) (1.38) (1.18)
Net asset value, end of period .......... $18.67 $18.31 $15.60 $15.38 $14.19 $17.76
Total return
d
....................... 1.97% 25.28% 7.52% 15.19% (11.91)% 16.46%
Ratios to average net assets
e
Expenses
f
......................... 1.01%
g
1.01%
g
1.02% 1.02%
h
1.02%
h
1.06%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —%
i
0.01%
Net investment income ............... 1.88%
c
1.35% 1.66% 2.07% 1.48% 1.16%
Supplemental data
Net assets, end of period (000’s) ........ $858,455 $883,954 $788,354 $829,104 $798,281 $987,817
Portfolio turnover rate ................ 17.26% 46.86% 15.03% 44.54% 49.68% 40.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.22%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.54 $15.79 $15.53 $14.32 $17.88 $16.37
Income from investment operations
a
:
Net investment income
b
............. 0.11
c
0.11 0.15 0.20 0.12 0.08
Net realized and unrealized gains (losses) 0.19 3.73 0.90 1.81 (2.43) 2.43
Total from investment operations ........ 0.30 3.84 1.05 2.01 (2.31) 2.51
Less distributions from:
Net investment income .............. — (0.08) (0.14) (0.15) (0.06) (0.14)
Net realized gains ................. — (1.01) (0.65) (0.65) (1.19) (0.86)
Total distributions ................... — (1.09) (0.79) (0.80) (1.25) (1.00)
Net asset value, end of period .......... $18.84 $18.54 $15.79 $15.53 $14.32 $17.88
Total return
d
....................... 1.62% 24.30% 6.77% 14.28% (12.55)% 15.55%
Ratios to average net assets
e
Expenses
f
......................... 1.76%
g
1.76%
g
1.77% 1.77%
h
1.77%
h
1.80%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —%
i
0.01%
Net investment income ............... 1.13%
c
0.62% 0.92% 1.32% 0.75% 0.43%
Supplemental data
Net assets, end of period (000’s) ........ $12,953 $14,037 $14,803 $17,359 $18,813 $27,853
Portfolio turnover rate ................ 17.26% 46.86% 15.03% 44.54% 49.68% 40.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.95 $15.32 $15.12 $13.97 $17.51 $16.09
Income from investment operations
a
:
Net investment income
b
............. 0.15
c
0.19 0.22 0.27 0.19 0.16
Net realized and unrealized gains (losses) 0.18 3.64 0.87 1.77 (2.38) 2.40
Total from investment operations ........ 0.33 3.83 1.09 2.04 (2.19) 2.56
Less distributions from:
Net investment income .............. — (0.19) (0.24) (0.24) (0.16) (0.28)
Net realized gains ................. — (1.01) (0.65) (0.65) (1.19) (0.86)
Total distributions ................... — (1.20) (0.89) (0.89) (1.35) (1.14)
Net asset value, end of period .......... $18.28 $17.95 $15.32 $15.12 $13.97 $17.51
Total return
d
....................... 1.84% 24.97% 7.24% 14.87% (12.08)% 16.12%
Ratios to average net assets
e
Expenses
f
......................... 1.26%
g
1.26%
g
1.27% 1.27%
h
1.27%
h
1.31%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —%
i
0.01%
Net investment income ............... 1.62%
c
1.09% 1.39% 1.82% 1.22% 0.92%
Supplemental data
Net assets, end of period (000’s) ........ $1,368 $1,439 $1,160 $1,348 $1,329 $1,388
Portfolio turnover rate ................ 17.26% 46.86% 15.03% 44.54% 49.68% 40.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.58 $15.82 $15.58 $14.37 $17.96 $16.47
Income from investment operations
a
:
Net investment income
b
............. 0.20
c
0.29 0.32 0.31 0.30 0.26
Net realized and unrealized gains (losses) 0.20 3.75 0.90 1.88 (2.46) 2.47
Total from investment operations ........ 0.40 4.04 1.22 2.19 (2.16) 2.73
Less distributions from:
Net investment income .............. — (0.27) (0.33) (0.33) (0.24) (0.38)
Net realized gains ................. — (1.01) (0.65) (0.65) (1.19) (0.86)
Total distributions ................... — (1.28) (0.98) (0.98) (1.43) (1.24)
Net asset value, end of period .......... $18.98 $18.58 $15.82 $15.58 $14.37 $17.96
Total return
d
....................... 2.15% 25.57% 7.88% 15.48% (11.61)% 16.83%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.72% 0.72% 0.72% 0.73% 0.71% 0.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.72%
g
0.72%
g
0.72%
g
0.72%
h
0.70%
h
0.75%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —% —%
i
0.01%
Net investment income ............... 2.17%
c
1.64% 1.94% 2.06% 1.83% 1.39%
Supplemental data
Net assets, end of period (000’s) ........ $264,719 $272,010 $218,034 $236,837 $101,313 $151,226
Portfolio turnover rate ................ 17.26% 46.86% 15.03% 44.54% 49.68% 40.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.51%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2026
Franklin Mutual Beacon Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Automobiles 1.7%
General Motors Co. .................................. United States 737,012 $ 56,808,885
Banks 11.5%
BNP Paribas SA .................................... France 430,526 50,282,492
DBS Group Holdings Ltd. ............................. Singapore 3,410,386 172,684,215
JPMorgan Chase & Co. ............................... United States 523,715 171,427,631
394,394,338
Beverages 1.2%
Heineken NV ...................................... Netherlands 503,179 42,248,216
Broadline Retail 4.2%
a
Amazon.com, Inc. ................................... United States 601,169 143,282,619
Building Products 4.2%
Johnson Controls International plc ....................... United States 996,976 145,668,163
Capital Markets 2.6%
BlackRock, Inc. ..................................... United States 93,768 90,163,558
Electric Utilities 1.9%
PPL Corp. ......................................... United States 1,819,504 66,138,970
Entertainment 1.4%
Walt Disney Co. (The) ................................ United States 488,507 47,018,799
Food Products 3.6%
Nestle SA ......................................... Switzerland 1,191,275 122,183,311
Health Care Equipment & Supplies 7.8%
Abbott Laboratories .................................. United States 1,134,822 102,973,748
a
Cooper Cos., Inc. (The) ............................... United States 1,602,363 114,905,451
Medtronic plc ...................................... United States 613,576 48,000,051
265,879,250
Household Products 5.2%
Colgate-Palmolive Co. ............................... United States 1,487,979 136,417,915
Reckitt Benckiser Group plc ........................... United Kingdom 646,799 42,128,344
178,546,259
Insurance 8.5%
Hartford Insurance Group, Inc. (The) ..................... United States 1,100,992 145,903,460
Progressive Corp. (The) .............................. United States 674,075 147,251,684
293,155,144
Interactive Media & Services 2.9%
Meta Platforms, Inc. , A ............................... United States 178,419 100,501,639
Life Sciences Tools & Services 3.4%
Thermo Fisher Scientific, Inc. .......................... United States 229,619 115,121,782
Machinery 4.2%
Parker-Hannifin Corp. ................................ United States 147,702 144,470,280
Metals & Mining 3.0%
Reliance, Inc. ...................................... United States 277,944 103,839,878
Oil, Gas & Consumable Fuels 4.3%
Chevron Corp. ..................................... United States 396,490 65,722,182
Shell plc .......................................... United States 2,086,583 81,074,166
146,796,348

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 11.1%
Haleon plc ........................................ United States 31,412,767 $ 144,754,658
Merck & Co., Inc. ................................... United States 415,496 53,391,236
Novartis AG , ADR ................................... United States 438,047 68,650,726
Roche Holding AG .................................. United States 278,708 114,573,063
381,369,683
Retail REITs 1.6%
Brixmor Property Group, Inc. ........................... United States 1,693,059 53,382,150
Semiconductors & Semiconductor Equipment 3.1%
Micron Technology, Inc. ............................... United States 49,710 57,379,756
NXP Semiconductors NV ............................. Netherlands 171,011 48,059,221
105,438,977
Software 4.7%
Microsoft Corp. ..................................... United States 428,450 159,820,419
Specialty Retail 2.8%
a
Ulta Beauty, Inc. .................................... United States 215,769 97,307,504
Trading Companies & Distributors 4.1%
Ferguson Enterprises, Inc. ............................ United States 599,752 142,339,142
Total Common Stocks (Cost $ 2,423,962,986 ) ..................................
3,395,875,314
Companies in Liquidation 0.0%
†
a,b,c
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 5,229,000 5
Total Companies in Liquidation (Cost $ – ) ....................................
5
Total Long Term Investments (Cost $ 2,423,962,986 ) ...........................
3,395,875,319
a
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.8%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 26,003,314 26,003,314
Total Money Market Funds (Cost $ 26,003,314 ) ................................
26,003,314
Total Short Term Investments (Cost $ 26,003,314 ) ..............................
26,003,314
a
Total Investments (Cost $ 2,449,966,300 ) 99.8% ................................
$3,421,878,633
Other Assets, less Liabilities 0.2% ...........................................
9,519,017
Net Assets 100.0% .........................................................
$3,431,397,650
a a a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 84 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $32.09 $28.71 $30.54 $27.18 $31.58 $28.77
Income from investment operations
a
:
Net investment income
b
............. 0.39 0.65 0.66 0.53 0.59
c
0.42
Net realized and unrealized gains (losses) (0.01) 6.11 0.81 5.00 (2.20) 5.15
Total from investment operations ........ 0.38 6.76 1.47 5.53 (1.61) 5.57
Less distributions from:
Net investment income .............. — (0.62) (0.66) (0.49) (0.56) (0.81)
Net realized gains ................. — (2.76) (2.64) (1.68) (2.23) (1.95)
Total distributions ................... — (3.38) (3.30) (2.17) (2.79) (2.76)
Net asset value, end of period .......... $32.47 $32.09 $28.71 $30.54 $27.18 $31.58
Total return
d
....................... 1.18% 23.67% 4.84% 20.54% (4.70)% 19.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.97% 0.95% 0.96% 0.96% 0.95% 1.04%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.96% 0.95%
g
0.96% 0.96%
h
0.95%
g,h
1.02%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
i
—%
i
0.02%
Net investment income ............... 2.41% 2.02% 2.05% 1.78% 1.98%
c
1.28%
Supplemental data
Net assets, end of period (000’s) ........ $3,228,749 $3,369,992 $3,037,070 $3,113,311 $2,857,597 $3,355,158
Portfolio turnover rate ................ 25.52% 42.28% 34.55% 35.47% 53.26% 40.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.92 $27.77 $29.64 $26.44 $30.81 $28.12
Income from investment operations
a
:
Net investment income
b
............. 0.34 0.55 0.56 0.44 0.50
c
0.33
Net realized and unrealized gains (losses) (0.01) 5.91 0.79 4.86 (2.15) 5.04
Total from investment operations ........ 0.33 6.46 1.35 5.30 (1.65) 5.37
Less distributions from:
Net investment income .............. — (0.55) (0.58) (0.42) (0.49) (0.73)
Net realized gains ................. — (2.76) (2.64) (1.68) (2.23) (1.95)
Total distributions ................... — (3.31) (3.22) (2.10) (2.72) (2.68)
Net asset value, end of period .......... $31.25 $30.92 $27.77 $29.64 $26.44 $30.81
Total return
d
....................... 1.07% 23.37% 4.57% 20.22% (4.95)% 19.40%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.22% 1.20% 1.21% 1.21% 1.20% 1.29%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.21% 1.20%
g
1.21% 1.21%
h
1.20%
g,h
1.27%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
i
—%
i
0.02%
Net investment income ............... 2.16% 1.77% 1.81% 1.54% 1.72%
c
1.03%
Supplemental data
Net assets, end of period (000’s) ........ $5,128,474 $5,392,717 $4,949,776 $5,169,284 $4,749,259 $5,618,446
Portfolio turnover rate ................ 25.52% 42.28% 34.55% 35.47% 53.26% 40.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.30 $28.07 $29.88 $26.60 $30.92 $28.12
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.32 0.33 0.23 0.28
c
0.09
Net realized and unrealized gains (losses) (0.01) 5.95 0.80 4.86 (2.13) 5.04
Total from investment operations ........ 0.21 6.27 1.13 5.09 (1.85) 5.13
Less distributions from:
Net investment income .............. — (0.28) (0.30) (0.13) (0.24) (0.38)
Net realized gains ................. — (2.76) (2.64) (1.68) (2.23) (1.95)
Total distributions ................... — (3.04) (2.94) (1.81) (2.47) (2.33)
Net asset value, end of period .......... $31.51 $31.30 $28.07 $29.88 $26.60 $30.92
Total return
d
....................... 0.67% 22.44% 3.80% 19.30% (5.63)% 18.50%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.96% 1.95% 1.96% 1.96% 1.95% 2.04%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.96%
g
1.95%
g
1.96% 1.96%
h
1.95%
g,h
2.02%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
i
—%
i
0.02%
Net investment income ............... 1.39% 1.04% 1.07% 0.80% 0.97%
c
0.29%
Supplemental data
Net assets, end of period (000’s) ........ $99,807 $117,208 $137,216 $173,812 $221,344 $335,605
Portfolio turnover rate ................ 25.52% 42.28% 34.55% 35.47% 53.26% 40.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.24 $27.22 $29.11 $26.00 $30.34 $27.70
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.46 0.47 0.36 0.42
c
0.24
Net realized and unrealized gains (losses) (0.02) 5.79 0.78 4.77 (2.11) 4.97
Total from investment operations ........ 0.27 6.25 1.25 5.13 (1.69) 5.21
Less distributions from:
Net investment income .............. — (0.47) (0.50) (0.34) (0.42) (0.62)
Net realized gains ................. — (2.76) (2.64) (1.68) (2.23) (1.95)
Total distributions ................... — (3.23) (3.14) (2.02) (2.65) (2.57)
Net asset value, end of period .......... $30.51 $30.24 $27.22 $29.11 $26.00 $30.34
Total return
d
....................... 0.89% 23.08% 4.32% 19.92% (5.17)% 19.10%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 1.47% 1.45% 1.46% 1.46% 1.45% 1.54%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.46% 1.45%
g
1.46% 1.46%
h
1.45%
g,h
1.52%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
i
—%
i
0.02%
Net investment income ............... 1.91% 1.53% 1.56% 1.29% 1.47%
c
0.79%
Supplemental data
Net assets, end of period (000’s) ........ $98,622 $106,741 $106,561 $114,920 $109,826 $136,983
Portfolio turnover rate ................ 25.52% 42.28% 34.55% 35.47% 53.26% 40.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.20%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $32.06 $28.69 $30.52 $27.16 $31.57 $28.75
Income from investment operations
a
:
Net investment income
b
............. 0.40 0.67 0.68 0.56 0.62
c
0.44
Net realized and unrealized gains (losses) (0.01) 6.11 0.82 5.00 (2.21) 5.18
Total from investment operations ........ 0.39 6.78 1.50 5.56 (1.59) 5.62
Less distributions from:
Net investment income .............. — (0.65) (0.69) (0.52) (0.59) (0.85)
Net realized gains ................. — (2.76) (2.64) (1.68) (2.23) (1.95)
Total distributions ................... — (3.41) (3.33) (2.20) (2.82) (2.80)
Net asset value, end of period .......... $32.45 $32.06 $28.69 $30.52 $27.16 $31.57
Total return
d
....................... 1.22% 23.73% 4.92% 20.65% (4.65)% 19.84%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates
f
.......................... 0.90% 0.89% 0.88% 0.89% 0.86% 0.95%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.89% 0.89%
g
0.88% 0.89%
h
0.86%
g,h
0.92%
h
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
i
—%
i
0.02%
Net investment income ............... 2.48% 2.09% 2.13% 1.90% 2.07%
c
1.35%
Supplemental data
Net assets, end of period (000’s) ........ $453,795 $481,987 $468,510 $498,705 $525,379 $653,091
Portfolio turnover rate ................ 25.52% 42.28% 34.55% 35.47% 53.26% 40.67%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.79%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2026
Franklin Mutual Global Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Aerospace & Defense 3.6%
Airbus SE ......................................... France 848,646 $ 188,816,808
Babcock International Group plc ........................ United Kingdom 10,564,802 133,527,515
322,344,323
Automobiles 1.3%
Toyota Motor Corp. .................................. Japan 6,861,905 114,954,107
Banks 11.7%
Bank of America Corp. ............................... United States 3,474,792 197,993,648
BNP Paribas SA .................................... France 2,037,001 237,907,783
DBS Group Holdings Ltd. ............................. Singapore 3,280,851 166,125,236
HSBC Holdings plc .................................. United Kingdom 8,866,567 167,660,530
JPMorgan Chase & Co. ............................... United States 388,287 127,097,984
Wells Fargo & Co. ................................... United States 1,945,627 160,786,615
1,057,571,796
Beverages 1.9%
Heineken NV ...................................... Netherlands 1,983,768 166,562,316
Broadline Retail 1.6%
Pan Pacific International Holdings Corp. .................. Japan 27,814,787 140,980,448
Building Products 1.6%
Cie de Saint-Gobain SA .............................. France 1,561,326 141,584,768
Capital Markets 3.1%
BlackRock, Inc. ..................................... United States 139,612 134,245,315
Deutsche Bank AG .................................. Germany 4,319,200 146,278,353
280,523,668
Chemicals 4.6%
BASF SE ......................................... Germany 2,181,746 116,621,075
International Flavors & Fragrances, Inc. ................... United States 1,585,198 125,579,386
PPG Industries, Inc. ................................. United States 1,400,695 169,890,296
412,090,757
Consumer Finance 1.6%
Capital One Financial Corp. ........................... United States 735,161 147,488,000
Containers & Packaging 1.7%
International Paper Co. ............................... United States 4,105,838 156,432,428
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG ................................ Germany 5,693,347 155,225,107
Electric Utilities 1.0%
SSE plc .......................................... United Kingdom 2,846,810 91,845,289
Energy Equipment & Services 1.5%
SLB Ltd. .......................................... United States 2,833,602 131,734,157
Entertainment 2.3%
Walt Disney Co. (The) ................................ United States 1,487,531 143,174,859
a
Warner Bros Discovery, Inc. ........................... United States 2,436,007 64,943,946
208,118,805
Financial Services 1.3%
a
Fiserv, Inc. ........................................ United States 2,436,921 119,530,975
Food Products 3.2%
Danone SA ........................................ France 1,941,405 158,687,201

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Mondelez International, Inc. , A .......................... United States 2,296,604 $ 132,835,575
291,522,776
Ground Transportation 1.7%
Union Pacific Corp. .................................. United States 560,610 152,485,920
Health Care Equipment & Supplies 3.7%
Abbott Laboratories .................................. United States 2,041,567 185,251,790
Medtronic plc ...................................... United States 1,856,578 145,240,097
330,491,887
Health Care Providers & Services 3.7%
CVS Health Corp. ................................... United States 1,448,668 149,864,705
Elevance Health, Inc. ................................ United States 476,783 184,386,289
334,250,994
Household Products 1.9%
Reckitt Benckiser Group plc ........................... United Kingdom 2,657,488 173,091,748
Industrial Conglomerates 1.1%
Siemens AG ....................................... Germany 310,294 99,761,787
Insurance 3.8%
Arthur J Gallagher & Co. .............................. United States 825,995 189,623,672
Prudential plc ...................................... Hong Kong 11,658,892 154,853,599
344,477,271
Interactive Media & Services 4.5%
Alphabet, Inc. , A .................................... United States 405,163 144,793,101
Meta Platforms, Inc. , A ............................... United States 222,238 125,184,443
b
Tencent Holdings Ltd. ................................ China 2,490,104 137,410,310
407,387,854
Media 0.9%
a
Charter Communications, Inc. , A ........................ United States 577,623 82,143,767
Multi-Utilities 0.2%
National Grid plc .................................... United Kingdom 1,172,664 19,341,603
Oil, Gas & Consumable Fuels 5.9%
BP plc ............................................ United States 27,766,456 171,145,400
EOG Resources, Inc. ................................ United States 1,559,330 202,291,881
Shell plc .......................................... United States 4,156,483 161,500,114
534,937,395
Pharmaceuticals 8.6%
Haleon plc ........................................ United States 30,336,015 139,792,826
Merck & Co., Inc. ................................... United States 1,856,906 238,612,421
Novartis AG , ADR ................................... United States 1,192,174 186,837,509
Roche Holding AG .................................. United States 512,706 210,766,454
776,009,210
Professional Services 1.4%
RELX plc ......................................... United Kingdom 3,847,648 121,604,239
Semiconductors & Semiconductor Equipment 1.7%
Renesas Electronics Corp. ............................ Japan 4,864,550 150,163,071
Software 5.4%
Intuit, Inc. ......................................... United States 364,893 95,237,073

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Microsoft Corp. ..................................... United States 717,984 $ 267,822,392
Salesforce, Inc. ..................................... United States 759,676 119,010,842
482,070,307
Technology Hardware, Storage & Peripherals 1.4%
Samsung Electronics Co. Ltd. .......................... South Korea 572,287 126,988,907
Tobacco 2.2%
British American Tobacco plc ........................... United Kingdom 3,205,527 198,367,536
Trading Companies & Distributors 3.5%
AerCap Holdings NV ................................. Ireland 1,294,730 188,745,739
Ferguson Enterprises, Inc. ............................ United States 545,947 129,569,602
318,315,341
Water Utilities 1.3%
United Utilities Group plc .............................. United Kingdom 6,593,061 114,402,966
Total Common Stocks (Cost $ 6,791,476,629 ) ..................................
8,704,801,523
Principal
Amount
*
Corporate Bonds 0.5%
Commercial Services & Supplies 0.5%
c
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 10.375% , 5/15/31 ........... United States 20,484,000 21,246,517
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 18,920,000 19,152,848
40,399,365
Total Corporate Bonds (Cost $ 39,165,245 ) ....................................
40,399,365
d
Senior Floating Rate Interests 1.3%
Commercial Services & Supplies 0.9%
e
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B , 8.769% , ( 3-month SOFR + 5% ), 2/03/33 .............. United States 82,109,538 81,556,120
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.258% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 39,521,392 39,126,178
Total Senior Floating Rate Interests (Cost $ 119,406,103 ) .......................
120,682,298
Shares
a
Companies in Liquidation 0.0%
†
a,f,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 30,996,000 31
Total Companies in Liquidation (Cost $ – ) ....................................
31
Total Long Term Investments (Cost $ 6,950,047,977 ) ...........................
8,865,883,217
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
h
U.S. Treasury Bills , 3 .44% , 7/23/26 ...................... United States 10,000,000 $ 9,978,102
Total U.S. Government and Agency Securities (Cost $ 9,978,489 ) ................
9,978,102
Shares
Money Market Funds 1.1%
i,j
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 98,839,563 98,839,563
Total Money Market Funds (Cost $ 98,839,563 ) ................................
98,839,563
Total Short Term Investments (Cost $ 108,818,052 ) .............................
108,817,665
a
Total Investments (Cost $ 7,058,866,029 ) 99.6% ................................
$8,974,700,882
Other Assets, less Liabilities 0.4% ...........................................
34,744,906
Net Assets 100.0% .........................................................
$9,009,445,788
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At June 30, 2026, the value of this security was $137,410,310, representing
1.5% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $40,399,365, representing 0.4% of net assets.
d
See Note 1(e) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The rate shown represents the yield at period end.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
See Note  10  regarding other derivative information.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... BOFA Buy 1,580,182,726 9,927,869 7/23/26 $ — $ (192,385)
Japanese Yen ...... BOFA Sell 17,625,510,847 111,577,029 7/23/26 2,986,486 —
Total Forward Exchange Contracts ................................................... $2,986,486 $(192,385)
Net unrealized appreciation (depreciation) ............................................ $2,794,101
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 84 .

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $32.74 $24.13 $23.97 $21.07 $21.91 $19.49
Income from investment operations
a
:
Net investment income
b
............. 0.47 0.65 0.53 0.50 0.60 0.58
Net realized and unrealized gains (losses) 0.18 8.97 0.37 2.94 (0.74) 2.61
Total from investment operations ........ 0.65 9.62 0.90 3.44 (0.14) 3.19
Less distributions from:
Net investment income .............. — (1.01) (0.74) (0.54) (0.70) (0.77)
Net asset value, end of period .......... $33.39 $32.74 $24.13 $23.97 $21.07 $21.91
Total return
c
....................... 1.99% 39.94% 3.67% 16.49% (0.51)% 16.49%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates
e
.......................... 1.00% 0.99% 0.99% 0.97% 1.00% 1.07%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.95% 0.96% 0.95% 0.97%
f,g
1.00%
f,g
1.07%
f,g
Expenses - incurred in connection with
securities sold short ................. —% 0.01% —% —% —% —%
Net investment income ............... 2.81% 2.18% 2.09% 2.23% 2.87% 2.71%
Supplemental data
Net assets, end of period (000’s) ........ $697,531 $786,654 $465,449 $480,409 $414,151 $457,644
Portfolio turnover rate ................ 23.86% 51.25% 42.06% 58.49% 32.10% 32.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.60 $23.32 $23.19 $20.41 $21.24 $18.91
Income from investment operations
a
:
Net investment income
b
............. 0.42 0.57 0.45 0.44 0.53 0.51
Net realized and unrealized gains (losses) 0.16 8.66 0.36 2.82 (0.72) 2.54
Total from investment operations ........ 0.58 9.23 0.81 3.26 (0.19) 3.05
Less distributions from:
Net investment income .............. — (0.95) (0.68) (0.48) (0.64) (0.72)
Net asset value, end of period .......... $32.18 $31.60 $23.32 $23.19 $20.41 $21.24
Total return
c
....................... 1.87% 39.63% 3.40% 16.16% (0.73)% 16.23%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates
e
.......................... 1.25% 1.25% 1.24% 1.22% 1.25% 1.32%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.20% 1.21% 1.20% 1.22%
f,g
1.25%
f,g
1.32%
f,g
Expenses - incurred in connection with
securities sold short ................. —% 0.01% —% —% —% —%
Net investment income ............... 2.64% 2.01% 1.84% 1.99% 2.60% 2.45%
Supplemental data
Net assets, end of period (000’s) ........ $421,106 $401,409 $277,513 $287,258 $256,163 $281,685
Portfolio turnover rate ................ 23.86% 51.25% 42.06% 58.49% 32.10% 32.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $32.39 $23.91 $23.72 $20.83 $21.60 $19.17
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.37 0.28 0.30 0.39 0.38
Net realized and unrealized gains (losses) 0.18 8.84 0.36 2.85 (0.73) 2.54
Total from investment operations ........ 0.48 9.21 0.64 3.15 (0.34) 2.92
Less distributions from:
Net investment income .............. — (0.73) (0.45) (0.26) (0.43) (0.49)
Net asset value, end of period .......... $32.87 $32.39 $23.91 $23.72 $20.83 $21.60
Total return
c
....................... 1.48% 38.60% 2.62% 15.24% (1.42)% 15.32%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates
e
.......................... 2.00% 2.00% 1.99% 1.97% 2.00% 2.07%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.95% 1.96% 1.95% 1.97%
f,g
2.00%
f,g
2.07%
f,g
Expenses - incurred in connection with
securities sold short ................. —% 0.01% —% —% —% —%
Net investment income ............... 1.83% 1.26% 1.12% 1.35% 1.91% 1.83%
Supplemental data
Net assets, end of period (000’s) ........ $8,078 $8,350 $6,284 $8,769 $15,190 $24,236
Portfolio turnover rate ................ 23.86% 51.25% 42.06% 58.49% 32.10% 32.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.64 $22.68 $22.61 $19.90 $20.75 $18.49
Income from investment operations
a
:
Net investment income
b
............. 0.38 0.46 0.31 0.34 0.44 0.45
Net realized and unrealized gains (losses) 0.15 8.44 0.42 2.79 (0.68) 2.48
Total from investment operations ........ 0.53 8.90 0.73 3.13 (0.24) 2.93
Less distributions from:
Net investment income .............. — (0.94) (0.66) (0.42) (0.61) (0.67)
Net asset value, end of period .......... $31.17 $30.64 $22.68 $22.61 $19.90 $20.75
Total return
c
....................... 1.73% 39.30% 3.16% 15.88% (1.03)% 15.96%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates
e
.......................... 1.50% 1.50% 1.49% 1.47% 1.49% 1.58%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.45% 1.46% 1.45% 1.47%
f,g
1.49%
f,g
1.58%
f,g
Expenses - incurred in connection with
securities sold short ................. —% 0.01% —% —% —% —%
Net investment income ............... 2.43% 1.65% 1.32% 1.58% 2.23% 2.21%
Supplemental data
Net assets, end of period (000’s) ........ $9,395 $6,983 $1,707 $783 $623 $639
Portfolio turnover rate ................ 23.86% 51.25% 42.06% 58.49% 32.10% 32.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $32.73 $24.11 $23.95 $21.05 $21.88 $19.47
Income from investment operations
a
:
Net investment income
b
............. 0.49 0.68 0.49 0.63 0.62 0.60
Net realized and unrealized gains (losses) 0.17 8.97 0.42 2.81 (0.73) 2.60
Total from investment operations ........ 0.66 9.65 0.91 3.44 (0.11) 3.20
Less distributions from:
Net investment income .............. — (1.03) (0.75) (0.54) (0.72) (0.79)
Net asset value, end of period .......... $33.39 $32.73 $24.11 $23.95 $21.05 $21.88
Total return
c
....................... 2.02% 40.11% 3.74% 16.53% (0.38)% 16.56%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates
e
.......................... 0.91% 0.92% 0.93% 0.93% 0.92% 1.02%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.87% 0.87% 0.90% 0.90%
f
0.91%
f
0.99%
f
Expenses - incurred in connection with
securities sold short ................. —% 0.01% —% —% —% —%
Net investment income ............... 2.95% 2.31% 1.96% 2.78% 2.96% 2.78%
Supplemental data
Net assets, end of period (000’s) ........ $42,164 $44,032 $22,723 $9,950 $33,306 $35,798
Portfolio turnover rate ................ 23.86% 51.25% 42.06% 58.49% 32.10% 32.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2026
Franklin Mutual International Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.7%
Aerospace & Defense 3.5%
Airbus SE ......................................... France 114,336 $ 25,438,827
Babcock International Group plc ........................ United Kingdom 1,292,371 16,334,152
41,772,979
Automobiles 3.3%
Mercedes-Benz Group AG ............................ Germany 399,062 20,072,299
Toyota Motor Corp. .................................. Japan 1,124,239 18,833,821
38,906,120
Banks 20.4%
BNP Paribas SA .................................... France 229,923 26,853,433
CaixaBank SA ...................................... Spain 2,033,660 28,813,238
DBS Group Holdings Ltd. ............................. Singapore 461,510 23,368,467
HSBC Holdings plc .................................. United Kingdom 2,018,165 38,162,077
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 1,523,617 30,354,922
Mizuho Financial Group, Inc. ........................... Japan 473,769 22,754,561
NatWest Group plc .................................. United Kingdom 3,713,610 32,768,723
UniCredit SpA ...................................... Italy 419,611 37,605,019
240,680,440
Beverages 3.7%
Asahi Group Holdings Ltd. ............................. Japan 981,926 9,334,838
Coca-Cola Bottlers Japan Holdings, Inc. .................. Japan 1,307,992 34,523,584
43,858,422
Broadline Retail 2.1%
Pan Pacific International Holdings Corp. .................. Japan 4,769,916 24,176,525
Building Products 2.1%
Cie de Saint-Gobain SA .............................. France 270,588 24,537,566
Capital Markets 6.1%
Deutsche Bank AG .................................. Germany 685,792 23,225,719
SBI Holdings, Inc. ................................... Japan 1,230,960 20,186,258
St. James's Place plc ................................ United Kingdom 1,748,520 28,113,692
71,525,669
Chemicals 1.0%
BASF SE ......................................... Germany 219,507 11,733,328
Consumer Staples Distribution & Retail 1.9%
a
Zabka Group SA .................................... Poland 3,035,880 21,986,114
Diversified Telecommunication Services 5.0%
Deutsche Telekom AG ................................ Germany 819,713 22,348,899
Hellenic Telecommunications Organization SA .............. Greece 1,141,195 25,341,219
Koninklijke KPN NV ................................. Netherlands 2,233,147 11,029,019
58,719,137
Electric Utilities 1.9%
SSE plc .......................................... United Kingdom 709,195 22,880,424
Food Products 2.0%
Danone SA ........................................ France 284,133 23,224,557
Health Care Equipment & Supplies 1.6%
Olympus Corp. ..................................... Japan 1,838,694 19,253,310

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.6%
Sony Group Corp. ................................... Japan 934,338 $ 18,802,678
Household Products 1.6%
Reckitt Benckiser Group plc ........................... United Kingdom 298,188 19,422,057
Insurance 8.7%
Allianz SE ......................................... Germany 65,104 30,816,852
ASR Nederland NV .................................. Netherlands 350,645 26,481,018
Aviva plc .......................................... United Kingdom 3,113,166 26,841,067
Prudential plc ...................................... Hong Kong 1,367,194 18,159,094
102,298,031
Interactive Media & Services 2.1%
b
Tencent Holdings Ltd. ................................ China 448,924 24,772,775
Machinery 4.4%
CNH Industrial NV ................................... United States 1,230,926 13,823,299
Metso OYJ ........................................ Finland 1,159,529 20,163,070
RENK Group AG .................................... Germany 359,198 17,339,061
51,325,430
Metals & Mining 2.0%
ArcelorMittal SA .................................... Luxembourg 181,139 10,921,423
Norsk Hydro ASA ................................... Norway 1,339,173 12,117,887
23,039,310
Oil, Gas & Consumable Fuels 5.4%
BP plc ............................................ United States 5,465,424 33,687,489
Shell plc .......................................... United States 772,306 30,007,943
63,695,432
Paper & Forest Products 1.3%
Mondi plc ......................................... Austria 1,703,395 15,464,577
Personal Care Products 1.6%
Unilever plc ........................................ United Kingdom 310,784 18,668,052
Pharmaceuticals 6.2%
Novartis AG ....................................... United States 185,236 28,950,982
Roche Holding AG .................................. United States 106,933 43,958,700
72,909,682
Professional Services 2.0%
RELX plc ......................................... United Kingdom 759,653 24,008,700
Semiconductors & Semiconductor Equipment 1.7%
NXP Semiconductors NV ............................. Netherlands 70,865 19,915,191
Tobacco 2.3%
British American Tobacco plc ........................... United Kingdom 443,029 27,415,951
Trading Companies & Distributors 1.7%
AerCap Holdings NV ................................. Ireland 134,899 19,665,576
Water Utilities 1.5%
United Utilities Group plc .............................. United Kingdom 1,036,405 17,983,727
Total Common Stocks (Cost $ 934,047,363 ) ...................................
1,162,641,760

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 84 .
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 18,857,540 $ 18,857,540
Total Money Market Funds (Cost $ 18,857,540 ) ................................
18,857,540
Total Short Term Investments (Cost $ 18,857,540 ) ..............................
18,857,540
a
Total Investments (Cost $ 952,904,903 ) 100.3% ................................
$1,181,499,300
Other Assets, less Liabilities (0.3) % .........................................
(3,224,908)
Net Assets 100.0% .........................................................
$1,178,274,392
a a a
a
Non-income producing.
b
Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At June 30, 2026, the value of this security was $24,772,775, representing
2.1% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.00 $14.17 $13.68 $12.96 $14.46 $13.31
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.51 0.58 0.57 0.50 0.23
Net realized and unrealized gains (losses) 0.77 1.99 0.63 0.78 (1.51) 1.29
Total from investment operations ........ 1.06 2.50 1.21 1.35 (1.01) 1.52
Less distributions from:
Net investment income .............. — (0.67) (0.72) (0.63) (0.49) (0.37)
Net asset value, end of period .......... $17.06 $16.00 $14.17 $13.68 $12.96 $14.46
Total return
c
....................... 6.63% 17.64% 8.80% 10.51% (6.86)% 11.51%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates
e
.......................... 0.77% 0.77% 0.77% 0.80% 0.78% 0.87%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.76% 0.77%
f
0.77% 0.80%
f,g
0.78%
f,g
0.87%
f,g
Expenses - incurred in connection with
securities sold short ................. —%
h
0.02% —% 0.03% 0.02% 0.06%
Net investment income ............... 3.55% 3.35% 3.97% 4.31% 3.60% 1.59%
Supplemental data
Net assets, end of period (000’s) ........ $2,099,487 $2,075,099 $1,960,398 $2,026,136 $2,047,788 $2,397,948
Portfolio turnover rate ................ 30.05% 50.37% 48.47% 96.06% 101.19% 66.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.68 $13.90 $13.44 $12.74 $14.22 $13.09
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.47 0.53 0.53 0.46 0.19
Net realized and unrealized gains (losses) 0.75 1.94 0.61 0.77 (1.48) 1.28
Total from investment operations ........ 1.02 2.41 1.14 1.30 (1.02) 1.47
Less distributions from:
Net investment income .............. — (0.63) (0.68) (0.60) (0.46) (0.34)
Net asset value, end of period .......... $16.70 $15.68 $13.90 $13.44 $12.74 $14.22
Total return
c
....................... 6.44% 17.34% 8.61% 10.26% (7.16)% 11.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates
e
.......................... 1.02% 1.02% 1.02% 1.05% 1.03% 1.12%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.01% 1.02%
f
1.02% 1.05%
f,g
1.03%
f,g
1.12%
f,g
Expenses - incurred in connection with
securities sold short ................. —%
h
0.02% —% 0.03% 0.02% 0.06%
Net investment income ............... 3.30% 3.11% 3.73% 4.06% 3.35% 1.34%
Supplemental data
Net assets, end of period (000’s) ........ $575,057 $570,722 $549,338 $584,271 $617,190 $723,791
Portfolio turnover rate ................ 30.05% 50.37% 48.47% 96.06% 101.19% 66.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.67 $13.89 $13.41 $12.71 $14.17 $13.01
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.35 0.42 0.43 0.35 0.08
Net realized and unrealized gains (losses) 0.75 1.94 0.62 0.75 (1.47) 1.27
Total from investment operations ........ 0.96 2.29 1.04 1.18 (1.12) 1.35
Less distributions from:
Net investment income .............. — (0.51) (0.56) (0.48) (0.34) (0.19)
Net asset value, end of period .......... $16.63 $15.67 $13.89 $13.41 $12.71 $14.17
Total return
c
....................... 6.06% 16.47% 7.77% 9.47% (7.88)% 10.42%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates
e
.......................... 1.77% 1.77% 1.76% 1.80% 1.78% 1.87%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.76% 1.77%
f
1.76% 1.80%
f,g
1.78%
f,g
1.87%
f,g
Expenses - incurred in connection with
securities sold short ................. —%
h
0.02% —% 0.03% 0.02% 0.06%
Net investment income ............... 2.55% 2.37% 2.99% 3.30% 2.57% 0.55%
Supplemental data
Net assets, end of period (000’s) ........ $19,332 $20,236 $22,775 $27,863 $33,039 $44,228
Portfolio turnover rate ................ 30.05% 50.37% 48.47% 96.06% 101.19% 66.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.37 $13.64 $13.20 $12.52 $13.98 $12.87
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.44 0.49 0.49 0.45 0.15
Net realized and unrealized gains (losses) 0.74 1.88 0.60 0.75 (1.49) 1.27
Total from investment operations ........ 0.98 2.32 1.09 1.24 (1.04) 1.42
Less distributions from:
Net investment income .............. — (0.59) (0.65) (0.56) (0.42) (0.31)
Net asset value, end of period .......... $16.35 $15.37 $13.64 $13.20 $12.52 $13.98
Total return
c
....................... 6.38% 17.05% 8.27% 10.01% (7.44)% 11.05%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates
e
.......................... 1.27% 1.28% 1.27% 1.30% 1.27% 1.37%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.26% 1.28%
f
1.27% 1.30%
f,g
1.27%
f,g
1.37%
f,g
Expenses - incurred in connection with
securities sold short ................. —%
h
0.02% —% 0.03% 0.02% 0.06%
Net investment income ............... 3.02% 3.00% 3.48% 3.81% 3.39% 1.10%
Supplemental data
Net assets, end of period (000’s) ........ $3,261 $3,586 $2,700 $2,742 $3,725 $2,643
Portfolio turnover rate ................ 30.05% 50.37% 48.47% 96.06% 101.19% 66.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.97 $14.15 $13.66 $12.95 $14.45 $13.29
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.52 0.58 0.57 0.51 0.23
Net realized and unrealized gains (losses) 0.77 1.98 0.64 0.78 (1.51) 1.31
Total from investment operations ........ 1.07 2.50 1.22 1.35 (1.00) 1.54
Less distributions from:
Net investment income .............. — (0.68) (0.73) (0.64) (0.50) (0.38)
Net asset value, end of period .......... $17.04 $15.97 $14.15 $13.66 $12.95 $14.45
Total return
c
....................... 6.63% 17.71% 8.86% 10.57% (6.88)% 11.67%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates
e
.......................... 0.76% 0.77% 0.75% 0.79% 0.76% 0.87%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.72% 0.73% 0.72% 0.75%
f
0.72%
f
0.82%
f
Expenses - incurred in connection with
securities sold short ................. —%
g
0.02% —% 0.03% 0.02% 0.06%
Net investment income ............... 3.59% 3.39% 4.02% 4.35% 3.65% 1.63%
Supplemental data
Net assets, end of period (000’s) ........ $29,149 $30,507 $29,269 $30,994 $32,109 $39,292
Portfolio turnover rate ................ 30.05% 50.37% 48.47% 96.06% 101.19% 66.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2026
Franklin Mutual Quest Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 79.7%
Aerospace & Defense 1.2%
Airbus SE ......................................... France 142,905 $ 31,795,196
Automobile Components 1.1%
a
Aptiv plc .......................................... United States 468,791 28,774,392
Automobiles 0.9%
Mercedes-Benz Group AG ............................ Germany 460,445 23,159,784
Banks 8.1%
BNP Paribas SA .................................... France 407,891 47,638,879
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 2,170,776 43,248,228
PNC Financial Services Group, Inc. (The) ................. United States 195,929 48,241,639
UniCredit SpA ...................................... Italy 446,381 40,004,113
Wells Fargo & Co. ................................... United States 518,402 42,840,741
221,973,600
Beverages 1.3%
Heineken NV ...................................... Netherlands 426,263 35,790,149
Building Products 1.3%
Johnson Controls International plc ....................... United States 250,596 36,614,582
Capital Markets 0.4%
Ares Capital Corp. ................................... United States 532,391 9,865,205
Chemicals 1.1%
PPG Industries, Inc. ................................. United States 242,308 29,389,537
Communications Equipment 3.2%
Cisco Systems, Inc. ................................. United States 420,943 49,443,965
a,b,c,d
Inclusive Language Services LLC, Membership Interests, B .... United States 106,532 37,315,907
86,759,872
Consumer Staples Distribution & Retail 1.2%
Dollar General Corp. ................................. United States 279,126 32,130,194
Containers & Packaging 0.8%
International Paper Co. ............................... United States 577,142 21,989,110
Diversified Telecommunication Services 1.8%
Deutsche Telekom AG ................................ Germany 1,058,061 28,847,290
a
Uniti Group, Inc. .................................... United States 1,714,983 19,670,855
48,518,145
Electric Utilities 4.0%
Entergy Corp. ...................................... United States 314,304 36,100,958
Evergy, Inc. ........................................ United States 382,452 33,055,326
PPL Corp. ......................................... United States 1,082,445 39,346,876
108,503,160
Energy Equipment & Services 2.1%
Baker Hughes Co., A ................................. United States 435,218 24,154,599
SLB Ltd. .......................................... United States 726,053 33,754,204
57,908,803
Entertainment 4.4%
Electronic Arts, Inc. .................................. United States 184,329 37,794,818
Walt Disney Co. (The) ................................ United States 372,943 35,895,764
a
Warner Bros Discovery, Inc. ........................... United States 1,695,406 45,199,524
118,890,106

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 1.2%
Mastercard, Inc., A .................................. United States 27,435 $ 14,090,616
e
Voya Financial, Inc. .................................. United States 197,850 17,911,361
32,001,977
Food Products 1.5%
Danone SA ........................................ France 488,610 39,938,165
Ground Transportation 0.8%
Union Pacific Corp. .................................. United States 82,885 22,544,720
Health Care Equipment & Supplies 2.6%
Abbott Laboratories .................................. United States 338,138 30,682,642
a
Cooper Cos., Inc. (The) ............................... United States 562,935 40,368,069
71,050,711
Health Care Providers & Services 2.3%
Elevance Health, Inc. ................................ United States 87,042 33,661,753
Fresenius SE & Co. KGaA ............................. Germany 655,657 29,954,650
63,616,403
Household Products 1.6%
Colgate-Palmolive Co. ............................... United States 271,930 24,930,542
Reckitt Benckiser Group plc ........................... United Kingdom 303,622 19,775,993
44,706,535
Insurance 7.8%
Arthur J Gallagher & Co. .............................. United States 199,867 45,883,467
ASR Nederland NV .................................. Netherlands 399,843 30,196,494
a
Brighthouse Financial, Inc. ............................ United States 491,408 31,106,127
Hartford Insurance Group, Inc. (The) ..................... United States 256,827 34,034,714
Progressive Corp. (The) .............................. United States 188,344 41,143,747
Prudential plc ...................................... Hong Kong 2,350,343 31,217,295
213,581,844
Interactive Media & Services 2.8%
Alphabet, Inc., A .................................... United States 146,283 52,277,156
Meta Platforms, Inc., A ............................... United States 41,673 23,473,984
75,751,140
Machinery 4.7%
CNH Industrial NV ................................... United States 2,925,281 32,850,906
Dover Corp. ....................................... United States 155,317 34,834,497
Ingersoll Rand, Inc. .................................. United States 394,944 32,381,458
RENK Group AG .................................... Germany 554,870 26,784,461
126,851,322
Media 0.3%
a
EchoStar Corp., A ................................... United States 84,240 8,550,360
Metals & Mining 3.6%
Agnico Eagle Mines Ltd. .............................. Canada 168,935 26,206,886
a
Allied Gold Corp. .................................... Canada 139,636 3,317,986
ArcelorMittal SA .................................... Luxembourg 707,342 42,647,808
Equinox Gold Corp. .................................. Canada 2,773,202 27,023,199
99,195,879
Oil, Gas & Consumable Fuels 3.3%
BP plc ............................................ United States 6,722,163 41,433,709

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ................................ United States 382,323 $ 49,598,763
91,032,472
Pharmaceuticals 4.6%
Merck & Co., Inc. ................................... United States 269,292 34,604,022
Novartis AG, ADR ................................... United States 292,937 45,909,087
Roche Holding AG .................................. United States 110,938 45,605,101
126,118,210
Professional Services 0.9%
Intertek Group plc ................................... United Kingdom 326,120 25,104,088
Semiconductors & Semiconductor Equipment 1.2%
Micron Technology, Inc. ............................... United States 28,060 32,389,377
Software 2.7%
a
Adobe, Inc. ........................................ United States 131,791 27,019,791
Microsoft Corp. ..................................... United States 121,028 45,145,864
72,165,655
Specialty Retail 0.8%
Gap, Inc. (The) ..................................... United States 1,160,915 21,685,892
Technology Hardware, Storage & Peripherals 1.9%
Samsung Electronics Co. Ltd. .......................... South Korea 239,133 53,062,953
Tobacco 1.2%
British American Tobacco plc ........................... United Kingdom 532,814 32,972,114
Trading Companies & Distributors 1.0%
United Rentals, Inc. .................................. United States 24,891 28,198,765
Total Common Stocks (Cost $1,720,901,128) ..................................
2,172,580,417
Preferred Stocks 1.7%
Diversified Telecommunication Services 0.4%
a,b,c
Uniti Group, Inc. .................................... United States 10,941 11,758,892
Technology Hardware, Storage & Peripherals 1.3%
f
Samsung Electronics Co. Ltd., 0.6% ..................... South Korea 238,730 33,666,266
Total Preferred Stocks (Cost $23,266,437) ....................................
45,425,158
Rights
Rights 0.1%
Media 0.1%
a,b
SES SA, 1/17/33 .................................... Luxembourg 106,029 1,656,703
Total Rights (Cost $–) ......................................................
1,656,703
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,b,c
Uniti Group, Inc., 8/01/35 ............................. United States 334,087 3,301,615
Total Warrants (Cost $1,603,618) ............................................
3,301,615

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.5%
Automobiles 0.3%
g
Lucid Group, Inc. , Senior Note , 144A, 1.25% , 12/15/26 ....... United States 7,500,000 $ 7,181,250
Software 0.2%
g,h
Zscaler, Inc. , Senior Note , 144A, 3.89% , 7/15/28 ............ United States 7,500,000 6,937,500
Total Convertible Bonds (Cost $14,303,641) ..................................
14,118,750
Corporate Bonds 5.4%
Building Products 0.3%
g
Wilsonart LLC , Senior Note , 144A, 11% , 8/15/32 ............ United States 10,000,000 8,114,839
Commercial Services & Supplies 1.5%
g
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 10.375%, 5/15/31 ........... United States 34,440,400 35,722,444
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 6,231,000 6,307,685
42,030,129
Media 2.4%
g
DISH Network Corp. , Senior Secured Note , 144A, 11.75% ,
11/15/27 ........................................ United States 37,000,000 38,045,139
g
iHeartCommunications, Inc. ,
Secured Note, 144A, 10.875%, 5/01/30 ................. United States 15,000,000 13,042,500
Senior Secured Note, 144A, 9.125%, 5/01/29 ............ United States 2,000,000 1,942,360
Senior Secured Note, 144A, 7.75%, 8/15/30 ............. United States 12,000,000 11,204,820
64,234,819
Specialty Retail 1.2%
g
Staples, Inc. ,
Secured Note, 144A, 12.75%, 1/15/30 .................. United States 29,000,000 22,236,371
Senior Secured Note, 144A, 10.75%, 9/01/29 ............ United States 10,000,000 9,547,581
31,783,952
Total Corporate Bonds (Cost $145,194,982) ...................................
146,163,739
i
Senior Floating Rate Interests 9.3%
Commercial Services & Supplies 3.1%
j
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B, 8.769%, (3-month SOFR + 5%), 2/03/33 .............. United States 85,000,000 84,427,100
Financial Services 0.8%
j,k
Travelport Finance Luxembourg SARL, First Lien, Priority CME
Term Loan, PIK, 9.394%, (3-month SOFR + 5.441%), 9/29/28 Luxembourg 29,060,906 21,701,232
Media 0.1%
j,l
Loyalty Ventures, Inc., First Lien, Term Loan, B, 12.25%, (PRIME
+ 5.5%), 11/03/27 .................................. United States 26,135,994 2,874,959
Professional Services 0.3%
j
CoreLogic, Inc., First Lien, Initial CME Term Loan, 7.258%,
(1-month SOFR + 3.5%), 6/02/28 ...................... United States 7,484,275 7,409,432
Specialty Retail 0.3%
j
Staples, Inc., First Lien, Closing Date CME Term Loan, 9.413%,
(3-month SOFR + 5.75%), 9/04/29 ..................... United States 9,787,690 9,117,820
Wireless Telecommunication Services 4.7%
b,d,k
Sorenson Holdings LLC, First Lien, Term Loan, A, PIK, 10%,
4/01/30 ......................................... United States 15,312,651 14,904,187

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 84 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Wireless Telecommunication Services (continued)
b,d,k
Sorenson Holdings LLC, First Lien, Term Loan, B, PIK, 8%,
4/01/30 ......................................... United States 132,595,770 $ 114,002,594
128,906,781
a a a a a a
Total Senior Floating Rate Interests (Cost $294,713,435) .......................
254,437,324
Shares
a
Companies in Liquidation 0.0%
†
a,b,m
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 159,828 —
a,b,m
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 7,443,000 8
Total Companies in Liquidation (Cost $–) ....................................
8
Total Long Term Investments (Cost $2,199,983,241) ...........................
2,637,683,714
a
Short Term Investments 2.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.0%
n,o
Franklin Institutional U.S. Government Money Market Fund,
3.597% ......................................... United States 53,755,440 53,755,440
Total Money Market Funds (Cost $53,755,440) ................................
53,755,440
Total Short Term Investments (Cost $53,755,440 ) ..............................
53,755,440
a
Total Investments (Cost $2,253,738,681) 98.8% ................................
$2,691,439,154
Options Written (0.0)%
†
....................................................
(14,800)
Other Assets, less Liabilities 1.2% ...........................................
34,862,560
Net Assets 100.0% .........................................................
$2,726,286,914
a a a
Number of
Contracts
Notional
Amount
#
p
Options Written (0.0)%
†
Puts - Exchange-Traded
Equity Options (0.0)%
†
Warner Bros Discovery, Inc., July Strike Price $25.00, Expires
7/17/26 ......................................... 400 1,066,400 (14,800)
Total Options Written (Premiums received $19,590) ...........................
$ (14,800)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

c
See Note 9 regarding restricted securities.
d
See Note 11 regarding holdings of 5% voting securities.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the aggregate value of these securities pledged amounted to $1,462,965, representing 0.1% of net assets.
f
Variable rate security. The rate shown represents the yield at period end.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $160,282,489, representing 5.9% of net assets.
h
The rate shown represents the yield at period end.
i
See Note 1(e) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
Income may be received in additional securities and/or cash.
l
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
m
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
n
See Note 3(f) regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
p
See Note 1(c) regarding written options.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class Z
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.89 $24.93 $24.53 $22.86 $27.09 $25.33
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.48 0.55 0.51 0.43 0.39
Net realized and unrealized gains (losses) 0.93 2.45 2.27 2.61 (2.45) 4.43
Total from investment operations ........ 1.18 2.93 2.82 3.12 (2.02) 4.82
Less distributions from:
Net investment income .............. — (0.48) (0.52) (0.50) (0.37) (0.94)
Net realized gains ................. — (1.49) (1.90) (0.95) (1.84) (2.12)
Total distributions ................... — (1.97) (2.42) (1.45) (2.21) (3.06)
Net asset value, end of period .......... $27.07 $25.89 $24.93 $24.53 $22.86 $27.09
Total return
c
....................... 4.56% 11.77% 11.51% 13.93% (7.11)% 19.34%
Ratios to average net assets
d
Expenses
e
........................ 0.76%
f
0.74%
f
0.75% 0.75%
f,g
0.75%
g
0.81%
f,g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
—%
h
0.02%
Net investment income ............... 1.87% 1.86% 2.07% 2.16% 1.70% 1.36%
Supplemental data
Net assets , end of period (000’s) ........ $3,988,415 $3,985,726 $3,946,804 $3,894,722 $3,785,598 $4,717,528
Portfolio turnover rate ................ 30.49% 51.72% 33.08% 35.16% 59.69% 41.18%
i
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.42 $24.52 $24.16 $22.54 $26.75 $25.04
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.41 0.47 0.45 0.36 0.31
Net realized and unrealized gains (losses) 0.92 2.39 2.24 2.57 (2.42) 4.39
Total from investment operations ........ 1.13 2.80 2.71 3.02 (2.06) 4.70
Less distributions from:
Net investment income .............. — (0.41) (0.45) (0.45) (0.31) (0.87)
Net realized gains ................. — (1.49) (1.90) (0.95) (1.84) (2.12)
Total distributions ................... — (1.90) (2.35) (1.40) (2.15) (2.99)
Net asset value, end of period .......... $26.55 $25.42 $24.52 $24.16 $22.54 $26.75
Total return
c
....................... 4.45% 11.46% 11.23% 13.64% (7.35)% 19.07%
Ratios to average net assets
d
Expenses
e
........................ 1.01%
f
0.99%
f
1.00% 1.00%
f,g
1.00%
g
1.06%
f,g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
—%
h
0.02%
Net investment income ............... 1.62% 1.61% 1.83% 1.91% 1.45% 1.11%
Supplemental data
Net assets , end of period (000’s) ........ $2,588,118 $2,637,042 $2,688,933 $2,726,473 $2,601,790 $3,125,320
Portfolio turnover rate ................ 30.49% 51.72% 33.08% 35.16% 59.69% 41.18%
i
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.80 $24.86 $24.43 $22.55 $26.75 $25.02
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.22 0.28 0.26 0.17 0.10
Net realized and unrealized gains (losses) 0.93 2.41 2.26 2.59 (2.41) 4.37
Total from investment operations ........ 1.05 2.63 2.54 2.85 (2.24) 4.47
Less distributions from:
Net investment income .............. — (0.20) (0.21) (0.02) (0.12) (0.62)
Net realized gains ................. — (1.49) (1.90) (0.95) (1.84) (2.12)
Total distributions ................... — (1.69) (2.11) (0.97) (1.96) (2.74)
Net asset value, end of period .......... $26.85 $25.80 $24.86 $24.43 $22.55 $26.75
Total return
c
....................... 4.07% 10.61% 10.42% 12.85% (8.04)% 18.13%
Ratios to average net assets
d
Expenses
e
........................ 1.76%
f
1.74%
f
1.75% 1.75%
f,g
1.75%
g
1.81%
f,g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
—%
h
0.02%
Net investment income ............... 0.88% 0.87% 1.08% 1.10% 0.69% 0.35%
Supplemental data
Net assets , end of period (000’s) ........ $28,429 $31,254 $37,704 $47,522 $158,150 $192,660
Portfolio turnover rate ................ 30.49% 51.72% 33.08% 35.16% 59.69% 41.18%
i
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.30 $24.42 $24.06 $22.45 $26.65 $24.96
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.34 0.41 0.39 0.29 0.24
Net realized and unrealized gains (losses) 0.91 2.38 2.23 2.55 (2.40) 4.36
Total from investment operations ........ 1.09 2.72 2.64 2.94 (2.11) 4.60
Less distributions from:
Net investment income .............. — (0.35) (0.38) (0.38) (0.25) (0.79)
Net realized gains ................. — (1.49) (1.90) (0.95) (1.84) (2.12)
Total distributions ................... — (1.84) (2.28) (1.33) (2.09) (2.91)
Net asset value, end of period .......... $26.39 $25.30 $24.42 $24.06 $22.45 $26.65
Total return
c
....................... 4.31% 11.16% 10.99% 13.36% (7.60)% 18.75%
Ratios to average net assets
d
Expenses
e
........................ 1.26%
f
1.24%
f
1.25% 1.25%
f,g
1.25%
g
1.31%
f,g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
—%
h
0.02%
Net investment income ............... 1.38% 1.36% 1.58% 1.66% 1.19% 0.86%
Supplemental data
Net assets , end of period (000’s) ........ $33,955 $35,548 $36,870 $38,681 $38,759 $49,843
Portfolio turnover rate ................ 30.49% 51.72% 33.08% 35.16% 59.69% 41.18%
i
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Financial Highlights
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.86 $24.91 $24.51 $22.84 $27.07 $25.32
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.49 0.56 0.52 0.44 0.39
Net realized and unrealized gains (losses) 0.94 2.44 2.27 2.62 (2.44) 4.43
Total from investment operations ........ 1.19 2.93 2.83 3.14 (2.00) 4.82
Less distributions from:
Net investment income .............. — (0.49) (0.53) (0.52) (0.39) (0.95)
Net realized gains ................. — (1.49) (1.90) (0.95) (1.84) (2.12)
Total distributions ................... — (1.98) (2.43) (1.47) (2.23) (3.07)
Net asset value, end of period .......... $27.05 $25.86 $24.91 $24.51 $22.84 $27.07
Total return
c
....................... 4.60% 11.79% 11.57% 14.00% (7.05)% 19.37%
Ratios to average net assets
d
Expenses
e
........................ 0.71%
f
0.70%
f
0.70% 0.71%
f,g
0.68%
g
0.74%
f,g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
—%
h
0.02%
Net investment income ............... 1.92% 1.91% 2.12% 2.21% 1.76% 1.40%
Supplemental data
Net assets , end of period (000’s) ........ $322,404 $328,746 $329,655 $302,249 $286,332 $372,115
Portfolio turnover rate ................ 30.49% 51.72% 33.08% 35.16% 59.69% 41.18%
i
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), June 30, 2026
Franklin Mutual Shares Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.1%
Automobiles 1.5%
General Motors Co. .................................. United States 1,338,883 $ 103,201,102
Banks 7.1%
Bank of America Corp. ............................... United States 2,079,297 118,478,343
JPMorgan Chase & Co. ............................... United States 722,162 236,385,288
PNC Financial Services Group, Inc. (The) ................. United States 570,811 140,545,084
495,408,715
Broadline Retail 7.2%
a
Amazon.com, Inc. ................................... United States 2,098,836 500,236,572
Building Products 3.3%
Johnson Controls International plc ....................... United States 1,162,099 169,794,285
Masco Corp. ....................................... United States 722,576 58,796,009
228,590,294
Capital Markets 1.7%
BlackRock, Inc. ..................................... United States 123,759 119,001,704
Chemicals 2.3%
PPG Industries, Inc. ................................. United States 1,337,948 162,279,713
Communications Equipment 1.8%
Cisco Systems, Inc. ................................. United States 1,031,085 121,111,244
Consumer Finance 1.3%
Capital One Financial Corp. ........................... United States 461,199 92,525,743
Consumer Staples Distribution & Retail 3.2%
Dollar General Corp. ................................. United States 1,034,334 119,062,187
a
US Foods Holding Corp. .............................. United States 977,222 99,920,949
218,983,136
Diversified Telecommunication Services 0.4%
a
Uniti Group, Inc. .................................... United States 2,243,497 25,732,911
Electric Utilities 3.4%
Entergy Corp. ...................................... United States 978,871 112,433,123
PPL Corp. ......................................... United States 3,481,884 126,566,483
238,999,606
Electronic Equipment, Instruments & Components 0.6%
a
Flex Ltd. .......................................... United States 252,453 40,915,058
Energy Equipment & Services 1.7%
SLB Ltd. .......................................... United States 2,569,813 119,470,606
Entertainment 1.4%
Walt Disney Co. (The) ................................ United States 1,036,650 99,777,562
Financial Services 2.5%
Apollo Global Management, Inc. ........................ United States 721,619 85,374,744
a
Fiserv, Inc. ........................................ United States 1,835,868 90,049,325
175,424,069
Food Products 2.0%
Nestle SA ......................................... Switzerland 1,366,346 140,139,496
Ground Transportation 1.7%
Union Pacific Corp. .................................. United States 428,556 116,567,232

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 5.5%
Abbott Laboratories .................................. United States 1,607,600 $ 145,873,624
a
Cooper Cos., Inc. (The) ............................... United States 1,969,415 141,226,750
Medtronic plc ...................................... United States 1,213,919 94,964,883
382,065,257
Household Products 2.3%
Colgate-Palmolive Co. ............................... United States 1,743,666 159,859,299
Insurance 6.5%
Arthur J Gallagher & Co. .............................. United States 655,925 150,580,702
Hartford Insurance Group, Inc. (The) ..................... United States 1,121,946 148,680,284
Progressive Corp. (The) .............................. United States 703,237 153,622,123
452,883,109
Interactive Media & Services 0.9%
Meta Platforms, Inc. , A ............................... United States 111,203 62,639,538
Life Sciences Tools & Services 2.3%
Thermo Fisher Scientific, Inc. .......................... United States 311,059 155,952,540
Machinery 2.4%
Dover Corp. ....................................... United States 754,267 169,167,003
Metals & Mining 1.9%
Reliance, Inc. ...................................... United States 353,053 131,900,601
Oil, Gas & Consumable Fuels 3.5%
Chevron Corp. ..................................... United States 721,575 119,608,272
EOG Resources, Inc. ................................ United States 972,687 126,186,685
245,794,957
Personal Care Products 1.6%
Estee Lauder Cos., Inc. (The) , A ........................ United States 1,435,468 113,330,199
Pharmaceuticals 8.0%
Haleon plc ........................................ United States 34,299,645 158,057,817
Merck & Co., Inc. ................................... United States 940,506 120,855,021
Novartis AG , ADR ................................... United States 812,618 127,353,493
Roche Holding AG .................................. United States 365,157 150,111,069
556,377,400
Retail REITs 1.7%
Brixmor Property Group, Inc. ........................... United States 3,799,439 119,796,312
Semiconductors & Semiconductor Equipment 2.1%
a
Intel Corp. ......................................... United States 299,097 41,762,914
NXP Semiconductors NV ............................. Netherlands 358,541 100,760,777
142,523,691
Software 5.2%
Microsoft Corp. ..................................... United States 971,602 362,426,978
Specialty Retail 3.2%
Dick's Sporting Goods, Inc. ............................ United States 501,184 113,673,543
a
Ulta Beauty, Inc. .................................... United States 246,064 110,969,943
224,643,486
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. ........................................ United States 903,036 261,302,497

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 0.7%
British American Tobacco plc ........................... United Kingdom 823,972 $ 50,989,836
Trading Companies & Distributors 2.4%
Ferguson Enterprises, Inc. ............................ United States 710,374 168,593,061
Total Common Stocks (Cost $ 5,409,108,419 ) ..................................
6,758,610,527
Preferred Stocks 0.2%
Diversified Telecommunication Services 0.2%
a,b,c
Uniti Group, Inc. .................................... United States 14,312 15,382,684
Total Preferred Stocks (Cost $ 12,458,840 ) ....................................
15,382,684
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,b,c
Uniti Group, Inc. , 8/01/35 ............................. United States 437,045 4,319,097
Total Warrants (Cost $ 2,097,816 ) ............................................
4,319,097
Principal
Amount
*
Corporate Bonds 0.4%
Commercial Services & Supplies 0.4%
d
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 10.375% , 5/15/31 ........... United States 17,392,800 18,040,247
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 14,000,000 14,172,298
32,212,545
Total Corporate Bonds (Cost $ 31,217,316 ) ....................................
32,212,545
e
Senior Floating Rate Interests 1.3%
Commercial Services & Supplies 0.9%
f
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B , 8.769% , ( 3-month SOFR + 5% ), 2/03/33 .............. United States 61,167,305 60,755,037
Professional Services 0.4%
f
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.258% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 30,447,299 30,142,826
Total Senior Floating Rate Interests (Cost $ 89,911,327 ) ........................
90,897,863
Shares
a
Companies in Liquidation 0.0%
†
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 555,154 1
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 20,046,000 20
Total Companies in Liquidation (Cost $ – ) ....................................
21
Total Long Term Investments (Cost $ 5,544,793,718 ) ...........................
6,901,422,737
a

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
h,i
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 41,417,077 $ 41,417,077
Total Money Market Funds (Cost $ 41,417,077 ) ................................
41,417,077
Total Short Term Investments (Cost $ 41,417,077 ) ..............................
41,417,077
a
Total Investments (Cost $ 5,586,210,795 ) 99.7% ................................
$6,942,839,814
Other Assets, less Liabilities 0.3% ...........................................
18,480,713
Net Assets 100.0% .........................................................
$6,961,320,527
a a a
See Abbreviations on page 84 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $32,212,545, representing 0.5% of net assets.
e
See Note 1(e) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,423,962,986 $6,960,026,466 $934,047,363
Cost - Non-controlled affiliates (Note 3 f ) ...................... 26,003,314 98,839,563 18,857,540
Value - Unaffiliated issuers ................................ $3,395,875,319 $8,875,861,319 $1,162,641,760
Value - Non-controlled affiliates (Note 3 f ) ...................... 26,003,314 98,839,563 18,857,540
Cash .................................................. — 1,075,613 —
Foreign currency, at value (cost $ 559,396 , $ 4,762,636 and $ 1,546,155 , respectively) ............................................ 559,396 4,762,636 1,568,927
Receivables:
Investment securities sold ................................. 3,432,304 48,014,126 —
Capital shares sold ...................................... 809,610 2,662,914 1,396,152
Dividends and interest ................................... 9,704,079 27,993,531 3,249,041
European Union tax reclaims (Note 1 f ) ....................... — — 331,892
Unrealized appreciation on OTC forward exchange contracts ........ — 2,986,486 —
Total assets ........................................ 3,436,384,022 9,062,196,188 1,188,045,312
Liabilities:
Payables:
Investment securities purchased ............................ 3,047 32,303,210 1,773,244
Capital shares redeemed ................................. 2,039,539 8,948,343 6,632,803
Management fees ....................................... 1,896,259 6,265,439 707,109
Distribution fees ........................................ 188,058 1,185,200 98,635
Transfer agent fees ...................................... 364,739 1,727,208 258,452
Trustees' fees and expenses ............................... 198,482 867,402 112,994
Deposits from brokers for:
OTC derivative contracts ................................ — 240,000 —
Unrealized depreciation on OTC forward exchange contracts ........ — 192,385 —
Accrued expenses and other liabilities ......................... 296,248 1,021,213 187,683
Total liabilities ....................................... 4,986,372 52,750,400 9,770,920
Net assets, at value ............................... $3,431,397,650 $9,009,445,788 $1,178,274,392
Net assets consist of:
Paid-in capital ........................................... $2,151,130,645 $6,330,508,749 $859,463,538
Total distributable earnings (losses) ........................... 1,280,267,005 2,678,937,039 318,810,854
Net assets, at value ............................... $3,431,397,650 $9,009,445,788 $1,178,274,392

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Class Z:
Net assets, at value ..................................... $2,293,902,355 $3,228,748,641 $697,531,196
Shares outstanding ...................................... 120,797,740 99,444,851 20,889,303
Net asset value and maximum offering price per share
a
........... $18.99 $32.47 $33.39
Class A:
Net assets, at value ..................................... $858,455,164 $5,128,473,601 $421,106,109
Shares outstanding ...................................... 45,976,838 164,132,653 13,084,285
Net asset value per share
a ,b
................................ $18.67 $31.25 $32.18
Maximum offering price per share (net asset value per share ÷
94 .50% )
a
.............................................. $19.76 $33.07 $34.05
Class C:
Net assets, at value ..................................... $12,953,368 $99,806,539 $8,078,167
Shares outstanding ...................................... 687,546 3,167,227 245,769
Net asset value and maximum offering price per share
a ,b
.......... $18.84 $31.51 $32.87
Class R:
Net assets, at value ..................................... $1,367,721 $98,621,747 $9,395,268
Shares outstanding ...................................... 74,808 3,232,029 301,382
Net asset value and maximum offering price per share
a
........... $18.28 $30.51 $31.17
Class R6:
Net assets, at value ..................................... $264,719,042 $453,795,260 $42,163,652
Shares outstanding ...................................... 13,947,330 13,985,257 1,262,735
Net asset value and maximum offering price per share
a
........... $18.98 $32.45 $33.39
a
Net asset value per share may not recalculate due to rounding.
b
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,055,830,050 $5,544,793,718
Cost - Non-controlled affiliates (Note 3 f and 11 ) .................................. 197,908,631 41,417,077
Value - Unaffiliated issuers ................................................. $2,471,461,026 $6,901,422,737
Value - Non-controlled affiliates (Note 3 f and 11 ) ................................. 219,978,128 41,417,077
Cash ................................................................... 132,229 725,637
Foreign currency, at value (cost $ 1,351,298 and $ – , respectively) ...................... 1,420,462 —
Receivables:
Investment securities sold .................................................. 24,090,544 14,369,732
Capital shares sold ....................................................... 1,213,382 880,735
Dividends and interest .................................................... 11,450,196 12,926,800
European Union tax reclaims (Note 1 f ) ........................................ 786,967 —
Total assets ......................................................... 2,730,532,934 6,971,742,718
Liabilities:
Payables:
Investment securities purchased ............................................. 1,772 8,287
Capital shares redeemed .................................................. 1,727,305 3,866,836
Management fees ........................................................ 1,501,457 3,803,097
Distribution fees ......................................................... 135,825 570,260
Transfer agent fees ....................................................... 332,735 896,466
Trustees' fees and expenses ................................................ 246,537 764,859
Options written, at value (premiums received $ 19,590 and $ – , respectively) .............. 14,800 —
Accrued expenses and other liabilities .......................................... 285,589 512,386
Total liabilities ........................................................ 4,246,020 10,422,191
Net assets, at value ................................................ $2,726,286,914 $6,961,320,527
Net assets consist of:
Paid-in capital ............................................................ $2,596,967,325 $4,787,559,280
Total distributable earnings (losses) ............................................ 129,319,589 2,173,761,247
Net assets, at value ................................................ $2,726,286,914 $6,961,320,527

Franklin Mutual Series Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Class Z:
Net assets, at value ...................................................... $2,099,486,943 $3,988,414,907
Shares outstanding ....................................................... 123,085,216 147,337,389
Net asset value and maximum offering price per share
a
............................ $17.06 $27.07
Class A:
Net assets, at value ...................................................... $575,057,454 $2,588,118,241
Shares outstanding ....................................................... 34,432,517 97,485,778
Net asset value per share
a ,b
................................................. $16.70 $26.55
Maximum offering price per share (net asset value per share ÷ 94 .50% )
a
............... $17.67 $28.10
Class C:
Net assets, at value ...................................................... $19,332,074 $28,428,861
Shares outstanding ....................................................... 1,162,705 1,058,961
Net asset value and maximum offering price per share
a ,b
........................... $16.63 $26.85
Class R:
Net assets, at value ...................................................... $3,261,271 $33,954,829
Shares outstanding ....................................................... 199,490 1,286,609
Net asset value and maximum offering price per share
a
............................ $16.35 $26.39
Class R6:
Net assets, at value ...................................................... $29,149,172 $322,403,689
Shares outstanding ....................................................... 1,711,045 11,919,266
Net asset value and maximum offering price per share
a
............................ $17.04 $27.05
a
Net asset value per share may not recalculate due to rounding.
b
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Investment income:
Dividends: (net of foreign taxes of $1,789,541, $5,303,470 and
$1,770,167, respectively)
Unaffiliated issuers ...................................... $49,830,082 $135,898,117 $23,012,487
Non-controlled affiliates (Note 3 f ) ........................... 390,629 2,872,472 385,174
Interest:
Unaffiliated issuers:
Paydown gain (loss) ................................... — 9,392,200 —
Paid in cash
a
......................................... — 7,634,307 —
Other income (Note 1f) ..................................... — — 1,781
Total investment income ................................. 50,220,711 155,797,096 23,399,442
Expenses:
Management fees (Note 3 a ) ................................. 11,742,571 38,828,718 4,902,870
Distribution fees: (Note 3c )
    Class A .............................................. 1,093,958 6,584,262 531,215
    Class C .............................................. 67,760 542,036 41,749
    Class R .............................................. 3,567 260,071 21,526
Transfer agent fees: (Note 3e )
    Class Z .............................................. 746,232 1,573,460 545,192
    Class A .............................................. 281,331 2,512,849 311,045
    Class C .............................................. 4,354 51,563 6,094
    Class R .............................................. 458 49,607 6,337
    Class R6 ............................................. 25,921 61,636 14,251
Custodian fees .......................................... 31,736 136,092 29,737
Reports to shareholders fees ................................ 45,593 246,661 24,255
Registration and filing fees .................................. 46,701 93,006 73,618
Professional fees ......................................... 88,579 100,011 91,232
Trustees' fees and expenses ................................ 90,055 247,829 31,620
Other .................................................. 115,834 589,505 107,073
Total expenses ....................................... 14,384,650 51,877,306 6,737,814
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (18,692) (339,452) (298,589)
Net expenses ....................................... 14,365,958 51,537,854 6,439,225
Net investment income .............................. 35,854,753 104,259,242 16,960,217
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 182,011,160 461,391,587 45,230,642
Foreign currency transactions .............................. (161,168) (732,082) (46,500)
Forward exchange contracts ............................... — 890,802 —
Net realized gain (loss) ................................ 181,849,992 461,550,307 45,184,142
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (145,315,225) (463,912,125) (38,673,329)
Translation of other assets and liabilities denominated in foreign currencies ........................................... (170,157) (346,877) (53,188)
Forward exchange contracts ............................... — 2,794,101 —
Net change in unrealized appreciation (depreciation) .......... (145,485,382) (461,464,901) (38,726,517)
Net realized and unrealized gain (loss) .......................... 36,364,610 85,406 6,457,625
Net increase (decrease) in net assets resulting from operations ........ $72,219,363 $104,344,648 $23,417,842

Franklin Mutual Series Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Investment income:
Dividends: (net of foreign taxes of $1,406,044 and $2,252,902, respectively)
Unaffiliated issuers ....................................................... $31,002,226 $75,400,656
Non-controlled affiliates (Note 3 f and 11 ) ....................................... 1,866,951 1,147,818
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................................................... 5,228,185 9,317,032
Paid in cash
a
.......................................................... 14,408,690 5,292,707
Non-controlled affiliates (Note 11) ............................................ 5,934,525 —
Other income (Note 1f) ...................................................... 4,165 2,006
Total investment income .................................................. 58,444,742 91,160,219
Expenses:
Management fees (Note 3 a ) .................................................. 9,153,779 23,157,293
Distribution fees: (Note 3c )
    Class A ............................................................... 717,917 3,250,978
    Class C ............................................................... 98,772 147,871
    Class R ............................................................... 8,309 86,224
Transfer agent fees: (Note 3e )
    Class Z ............................................................... 654,075 1,371,591
    Class A ............................................................... 180,174 900,195
    Class C ............................................................... 6,183 10,211
    Class R ............................................................... 1,037 11,918
Class R6 .............................................................. 7,749 30,555
Custodian fees ........................................................... 22,126 26,710
Reports to shareholders fees ................................................. 48,462 114,108
Registration and filing fees ................................................... 59,976 60,946
Professional fees .......................................................... 89,632 89,124
Trustees' fees and expenses ................................................. 71,697 187,899
Dividends on securities sold short ............................................. 16,944 —
Other ................................................................... 117,679 274,028
Total expenses ........................................................ 11,254,511 29,719,651
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (94,381) (52,816)
Net expenses ........................................................ 11,160,130 29,666,835
Net investment income ............................................... 47,284,612 61,493,384
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 88,631,014 565,513,392
Foreign currency transactions ............................................... (42,905) 9,495
Securities sold short ...................................................... 431,666 —
Net realized gain (loss) ................................................. 89,019,775 565,522,887
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 27,027,092 (318,475,700)
Non-controlled affiliates (Note 3 f and 11 ) ..................................... 11,224,927 —
Translation of other assets and liabilities denominated in foreign currencies ............. (26,729) (58,615)
Written options .......................................................... 4,790 —
Net change in unrealized appreciation (depreciation) ........................... 38,230,080 (318,534,315)
Net realized and unrealized gain (loss) ........................................... 127,249,855 246,988,572
Net increase (decrease) in net assets resulting from operations ......................... $174,534,467 $308,481,956
a
Includes amortization of premium and accretion of discount.

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual Beacon Fund Franklin Mutual Global Discovery Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $35,854,753 $50,105,931 $104,259,242 $170,831,823
Net realized gain (loss) ............ 181,849,992 268,998,963 461,550,307 916,779,762
Net change in unrealized appreciation
(depreciation) ................. (145,485,382) 426,350,469 (461,464,901) 838,300,014
Net increase (decrease) in net
assets resulting from operations . 72,219,363 745,455,363 104,344,648 1,925,911,599
Distributions to shareholders:
Class Z ........................ — (152,249,333) — (333,098,292)
Class A ........................ — (56,574,683) — (537,281,315)
Class C ........................ — (781,365) — (10,712,517)
Class R ........................ — (90,287) — (10,617,315)
Class R6 ....................... — (17,691,729) — (47,701,933)
Total distributions to shareholders ..... — (227,387,397) — (939,411,372)
Capital share transactions: (Note 2 )
Class Z ........................ (93,214,040) (46,782,630) (181,162,630) (19,169,102)
Class A ........................ (42,640,790) (36,020,408) (320,970,897) (111,173,006)
Class C ........................ (1,304,948) (3,063,652) (18,305,583) (34,933,940)
Class R ........................ (98,451) 75,267 (9,037,562) (11,392,325)
Class R6 ....................... (13,044,242) 15,229,210 (34,067,079) (40,320,128)
Total capital share transactions ....... (150,302,471) (70,562,213) (563,543,751) (216,988,501)
Net increase (decrease) in net
assets ..................... (78,083,108) 447,505,753 (459,199,103) 769,511,726
Net assets:
Beginning of period ................ 3,509,480,758 3,061,975,005 9,468,644,891 8,699,133,165
End of period ..................... $3,431,397,650 $3,509,480,758 $9,009,445,788 $9,468,644,891

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Mutual International Value Fund Franklin Mutual Quest Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $16,960,217 $21,927,792 $47,284,612 $86,864,678
Net realized gain (loss) ............ 45,184,142 120,089,903 89,019,775 111,570,719
Net change in unrealized appreciation
(depreciation) ................. (38,726,517) 186,180,804 38,230,080 228,405,981
Net increase (decrease) in net
assets resulting from operations . 23,417,842 328,198,499 174,534,467 426,841,378
Distributions to shareholders:
Class Z ........................ — (23,925,331) — (84,019,558)
Class A ........................ — (11,717,063) — (22,307,126)
Class C ........................ — (188,741) — (639,141)
Class R ........................ — (185,470) — (134,127)
Class R6 ....................... — (1,349,669) — (1,252,011)
Total distributions to shareholders ..... — (37,366,274) — (108,351,963)
Capital share transactions: (Note 2 )
Class Z ........................ (105,165,781) 141,724,139 (110,438,403) (129,832,761)
Class A ........................ 13,418,882 25,062,974 (31,983,452) (46,036,163)
Class C ........................ (389,862) (109,679) (2,111,150) (5,100,712)
Class R ........................ 2,290,100 4,337,811 (555,387) 488,529
Class R6 ....................... (2,724,509) 11,904,001 (3,310,579) (2,336,998)
Total capital share transactions ....... (92,571,170) 182,919,246 (148,398,971) (182,818,105)
Net increase (decrease) in net
assets ..................... (69,153,328) 473,751,471 26,135,496 135,671,310
Net assets:
Beginning of period ................ 1,247,427,720 773,676,249 2,700,151,418 2,564,480,108
End of period ..................... $1,178,274,392 $1,247,427,720 $2,726,286,914 $2,700,151,418

Franklin Mutual Series Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual Shares Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $61,493,384 $123,091,691
Net realized gain (loss) ................................................. 565,522,887 465,319,164
Net change in unrealized appreciation (depreciation) ........................... (318,534,315) 182,668,549
Net increase (decrease) in net assets resulting from operations ................ 308,481,956 771,079,404
Distributions to shareholders:
Class Z ............................................................. — (290,944,959)
Class A ............................................................. — (189,206,438)
Class C ............................................................. — (1,986,947)
Class R ............................................................. — (2,478,445)
Class R6 ............................................................ — (23,989,484)
Total distributions to shareholders .......................................... — (508,606,273)
Capital share transactions: (Note 2 )
Class Z ............................................................. (174,940,827) (110,773,875)
Class A ............................................................. (162,478,074) (149,537,516)
Class C ............................................................. (4,018,922) (7,788,646)
Class R ............................................................. (3,010,391) (2,675,057)
Class R6 ............................................................ (21,029,600) (13,347,335)
Total capital share transactions ............................................ (365,477,814) (284,122,429)
Net increase (decrease) in net assets ................................... (56,995,858) (21,649,298)
Net assets:
Beginning of period ..................................................... 7,018,316,385 7,039,965,683
End of period .......................................................... $6,961,320,527 $7,018,316,385

Franklin Mutual Series Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Mutual Series Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of five separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Funds offer five classes of shares: Class Z, Class A, Class
C, Class R and Class R6. Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Each class of shares may
differ by its initial sales load, contingent deferred sales
charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2026, Franklin Mutual Global
Discovery Fund had no OTC derivatives in a net liability
position by counterparty for such contracts.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Funds'
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At June 30, 2026, Franklin Mutual Global Discovery Fund
received $2,164,581 in U.S. Treasury Bonds and Notes as
collateral for derivatives.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a
foreign currency at a specific exchange rate on a future
date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage exposure to equity
price risk. An option is a contract entitling the holder to
purchase or sell a specific amount of shares or units of an
asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or
paid is recorded as a realized gain or loss. Upon closing
an option other than through expiration or exercise, the
difference between the premium received or paid and the
cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
See Note 10  regarding other derivative information.
d. Securities Sold Short
Certain or all Funds are engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a
loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment
of cash collateral. The Fund is obligated to pay fees for
borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security
borrowing fees are recorded as an expense to the Fund.
At June 30, 2026, the Funds had no securities sold short.
e. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Sold Short
(continued)

Franklin Mutual Series Funds
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Semiannual Report
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Certain or all Funds may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees
or commitment fees. These fees are recorded as income
when received by the Funds. Facility fees are recognized as
income over the expected term of the loan. Dividend income
and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

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Semiannual Report
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Mutual Beacon Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2026
Shares sold ................................... 2,024,616 $38,326,877 2,067,541 $67,410,418
Shares redeemed ............................... (6,946,669) (131,540,917) (7,632,501) (248,573,048)
Net increase (decrease) .......................... (4,922,053) $(93,214,040) (5,564,960) $(181,162,630)
Year ended December 31, 2025
Shares sold ................................... 3,871,395 $68,827,168 4,810,729 $153,299,377
Shares issued in reinvestment of distributions .......... 7,597,472 141,625,485 9,430,957 304,689,712
Shares redeemed ............................... (14,613,346) (257,235,283) (15,008,176) (477,158,191)
Net increase (decrease) .......................... (3,144,479) $(46,782,630) (766,490) $(19,169,102)
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
................................... 1,541,499 $28,958,741 3,649,135 $114,446,612
Shares redeemed ............................... (3,845,178) (71,599,531) (13,909,864) (435,417,509)
Net increase (decrease) .......................... (2,303,679) $(42,640,790) (10,260,729) $(320,970,897)
Year ended December 31, 2025
Shares sold
a
................................... 2,027,080 $35,370,767 7,895,565 $243,141,929
Shares issued in reinvestment of distributions .......... 2,993,939 54,938,770 16,860,915 525,217,349
Shares redeemed ............................... (7,265,828) (126,329,945) (28,575,455) (879,532,284)
Net increase (decrease) .......................... (2,244,809) $(36,020,408) (3,818,975) $(111,173,006)
Class C
Class C Shares:
Six Months ended June 30, 2026
Shares sold ................................... 62,376 $1,172,101 240,892 $7,628,959
Shares redeemed
a
.............................. (131,822) (2,477,049) (818,025) (25,934,542)
Net increase (decrease) .......................... (69,446) $(1,304,948) (577,133) $(18,305,583)
Year ended December 31, 2025
Shares sold ................................... 116,050 $2,010,596 446,428 $13,870,739
Shares issued in reinvestment of distributions .......... 41,725 775,321 338,427 10,667,832
Shares redeemed
a
.............................. (338,278) (5,849,569) (1,928,759) (59,472,511)
Net increase (decrease) .......................... (180,503) $(3,063,652) (1,143,904) $(34,933,940)
Class R

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Semiannual Report
Franklin Mutual Beacon Fund
Franklin Mutual Global
Discovery Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended June 30, 2026
Shares sold ................................... 2,355 $43,059 175,221 $5,369,705
Shares redeemed ............................... (7,689) (141,510) (473,494) (14,407,267)
Net increase (decrease) .......................... (5,334) $(98,451) (298,273) $(9,037,562)
Year ended December 31, 2025
Shares sold ................................... 7,285 $121,720 315,581 $9,587,716
Shares issued in reinvestment of distributions .......... 5,019 90,287 348,233 10,608,553
Shares redeemed ............................... (7,845) (136,740) (1,048,110) (31,588,594)
Net increase (decrease) .......................... 4,459 $75,267 (384,296) $(11,392,325)
Class R6
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold ................................... 466,692 $8,910,741 790,825 $25,780,676
Shares redeemed ............................... (1,156,338) (21,954,983) (1,838,643) (59,847,755)
Net increase (decrease) .......................... (689,646) $(13,044,242) (1,047,818) $(34,067,079)
Year ended December 31, 2025
Shares sold ................................... 2,626,811 $45,871,697 1,506,919 $48,010,228
Shares issued in reinvestment of distributions .......... 356,991 6,647,781 1,466,747 47,347,095
Shares redeemed ............................... (2,131,651) (37,290,268) (4,272,419) (135,677,451)
Net increase (decrease) .......................... 852,151 $15,229,210 (1,298,753) $(40,320,128)
Franklin Mutual International
Value Fund Franklin Mutual Quest Fund
Shares Amount Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2026
Shares sold ................................... 1,274,704 $42,957,384 2,990,345 $49,875,878
Shares redeemed ............................... (4,409,987) (148,123,165) (9,616,394) (160,314,281)
Net increase (decrease) .......................... (3,135,283) $(105,165,781) (6,626,049) $(110,438,403)
Year ended December 31, 2025
Shares sold ................................... 8,323,847 $246,712,777 6,019,152 $92,309,146
Shares issued in reinvestment of distributions .......... 687,113 22,263,912 4,954,082 79,273,003
Shares redeemed ............................... (4,279,183) (127,252,550) (19,623,886) (301,414,910)
Net increase (decrease) .......................... 4,731,777 $141,724,139 (8,650,652) $(129,832,761)
Class A
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual International
Value Fund Franklin Mutual Quest Fund
Shares Amount Shares Amount
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
................................... 1,776,747 $58,561,550 929,969 $15,188,133
Shares redeemed ............................... (1,395,463) (45,142,668) (2,888,255) (47,171,585)
Net increase (decrease) .......................... 381,284 $13,418,882 (1,958,286) $(31,983,452)
Year ended December 31, 2025
Shares sold
a
................................... 2,470,678 $70,849,024 1,697,403 $25,393,728
Shares issued in reinvestment of distributions .......... 340,206 10,632,418 1,395,402 21,895,904
Shares redeemed ............................... (2,008,306) (56,418,468) (6,211,525) (93,325,795)
Net increase (decrease) .......................... 802,578 $25,062,974 (3,118,720) $(46,036,163)
Class C
Class C Shares:
Six Months ended June 30, 2026
Shares sold ................................... 35,891 $1,203,802 59,499 $966,590
Shares redeemed
a
.............................. (47,918) (1,593,664) (188,072) (3,077,740)
Net increase (decrease) .......................... (12,027) $(389,862) (128,573) $(2,111,150)
Year ended December 31, 2025
Shares sold ................................... 100,480 $2,910,416 147,512 $2,202,836
Shares issued in reinvestment of distributions .......... 5,801 185,013 40,742 638,865
Shares redeemed
a
.............................. (111,280) (3,205,108) (536,228) (7,942,413)
Net increase (decrease) .......................... (4,999) $(109,679) (347,974) $(5,100,712)
Class R
Class R Shares:
Six Months ended June 30, 2026
Shares sold ................................... 118,760 $3,729,724 5,657 $90,029
Shares redeemed ............................... (45,237) (1,439,624) (39,505) (645,416)
Net increase (decrease) .......................... 73,523 $2,290,100 (33,848) $(555,387)
Year ended December 31, 2025
Shares sold ................................... 190,656 $5,399,318 187,864 $2,691,633
Shares issued in reinvestment of distributions .......... 6,114 185,470 8,726 134,127
Shares redeemed ............................... (44,159) (1,246,977) (161,223) (2,337,231)
Net increase (decrease) .......................... 152,611 $4,337,811 35,367 $488,529
Class R6
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold ................................... 190,787 $6,465,598 82,226 $1,369,530
Shares redeemed ............................... (273,375) (9,190,107) (280,908) (4,680,109)
Net increase (decrease) .......................... (82,588) $(2,724,509) (198,682) $(3,310,579)
Year ended December 31, 2025
Shares sold ................................... 680,580 $20,019,394 229,101 $3,561,258
Shares issued in reinvestment of distributions .......... 32,609 1,056,766 77,211 1,233,956
Shares redeemed ............................... (310,356) (9,172,159) (465,303) (7,132,212)
Net increase (decrease) .......................... 402,833 $11,904,001 (158,991) $(2,336,998)
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Franklin Mutual Shares Fund
Shares Amount
Class Z
Class Z Shares:
Six Months ended June 30, 2026
Shares sold .................................................................. 1,847,203 $49,156,671
Shares redeemed .............................................................. (8,454,037) (224,097,498)
Net increase (decrease) ......................................................... (6,606,834) $(174,940,827)
Year ended December 31, 2025
Shares sold .................................................................. 4,346,590 $112,222,047
Shares issued in reinvestment of distributions ......................................... 9,893,563 258,636,360
Shares redeemed .............................................................. (18,592,387) (481,632,282)
Net increase (decrease) ......................................................... (4,352,234) $(110,773,875)
Class A
Class A Shares:
Six Months ended June 30, 2026
Shares sold
a
.................................................................. 2,074,735 $53,981,917
Shares redeemed .............................................................. (8,313,213) (216,459,991)
Net increase (decrease) ......................................................... (6,238,478) $(162,478,074)
Year ended December 31, 2025
Shares sold
a
.................................................................. 4,263,484 $108,370,722
Shares issued in reinvestment of distributions ......................................... 7,188,804 184,507,727
Shares redeemed .............................................................. (17,390,477) (442,415,965)
Net increase (decrease) ......................................................... (5,938,189) $(149,537,516)
Class C
Class C Shares:
Six Months ended June 30, 2026
Shares sold .................................................................. 69,163 $1,814,107
Shares redeemed
a
............................................................. (221,418) (5,833,029)
Net increase (decrease) ......................................................... (152,255) $(4,018,922)
Year ended December 31, 2025
Shares sold .................................................................. 156,376 $4,025,185
Shares issued in reinvestment of distributions ......................................... 76,147 1,980,327
Shares redeemed
a
............................................................. (538,242) (13,794,158)
Net increase (decrease) ......................................................... (305,719) $(7,788,646)
Class R
Class R Shares:
Six Months ended June 30, 2026
Shares sold .................................................................. 46,797 $1,220,060
Shares redeemed .............................................................. (165,010) (4,230,451)
Net increase (decrease) ......................................................... (118,213) $(3,010,391)
Year ended December 31, 2025
Shares sold .................................................................. 112,279 $2,846,763
Shares issued in reinvestment of distributions ......................................... 97,051 2,478,423
Shares redeemed .............................................................. (314,592) (8,000,243)
Net increase (decrease) ......................................................... (105,262) $(2,675,057)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Mutual Beacon Fund and Franklin Mutual Quest Fund pay an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of each of the Funds as follows:
Franklin Mutual Shares Fund
Shares Amount
Class R6 Shares:
Six Months ended June 30, 2026
Shares sold .................................................................. 238,192 $6,296,543
Shares redeemed .............................................................. (1,029,450) (27,326,143)
Net increase (decrease) ......................................................... (791,258) $(21,029,600)
Year ended December 31, 2025
Shares sold .................................................................. 434,733 $11,209,499
Shares issued in reinvestment of distributions ......................................... 917,199 23,951,464
Shares redeemed .............................................................. (1,875,650) (48,508,298)
Net increase (decrease) ......................................................... (523,718) $(13,347,335)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $7 billion
0.625% Over $7 billion, up to and including $10 billion
0.615% In excess of $10 billion
2. Shares of Beneficial Interest
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Franklin Mutual Global Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Mutual International Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Mutual Shares Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.845% Up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
Annualized Fee Rate Net Assets
0.800% Up to and including $1 billion
0.770% Over $1 billion, up to and including $2 billion
0.750% Over $2 billion, up to and including $5 billion
0.730% In excess of $5 billion
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Gross effective investment management fee rate ................... 0.675% 0.840% 0.794%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class Z and Class R6 shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Gross effective investment management fee rate .................................... 0.675% 0.666%
Class A ............................... 0.35%
Class C ............................... 1.00%
Class R ............................... 0.50%
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Sales charges retained net of commissions paid to unaffiliated brokers/
dealers .................................................. $15,591 $83,717 $14,527
CDSC retained ............................................ $4,046 $10,507 $2,952
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $8,745 $29,310
CDSC retained ............................................................. $391 $5,769
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended June 30, 2026, investments in affiliated management investment companies were as follows:
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Transfer agent fees ......................................... $382,483 $1,331,775 $191,374
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Transfer agent fees .......................................................... $323,789 $824,086
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Beacon Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $34,227,113 $171,443,782 $(179,667,581) $— $— $26,003,314 26,003,314 $390,629
Total Affiliated Securities ... $34,227,113 $171,443,782 $(179,667,581) $— $— $26,003,314 $390,629
3. Transactions with Affiliates
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Global Discovery Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $164,225,510 $925,047,327 $(990,433,274) $— $— $98,839,563 98,839,563 $2,872,472
Total Affiliated Securities ... $164,225,510 $925,047,327 $(990,433,274) $— $— $98,839,563 $2,872,472
Franklin Mutual International Value Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $22,537,482 $176,440,893 $(180,120,835) $— $— $18,857,540 18,857,540 $385,174
Total Affiliated Securities ... $22,537,482 $176,440,893 $(180,120,835) $— $— $18,857,540 $385,174
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $55,200,340 $461,857,084 $(463,301,984) $— $— $53,755,440 53,755,440 $1,866,951
Total Affiliated Securities ... $55,200,340 $461,857,084 $(463,301,984) $— $— $53,755,440 $1,866,951
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $17,117,735 $761,721,683 $(737,422,341) $— $— $41,417,077 41,417,077 $1,147,818
Total Affiliated Securities ... $17,117,735 $761,721,683 $(737,422,341) $— $— $41,417,077 $1,147,818
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual International Value Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 0.95% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of Franklin Mutual Beacon Fund, Franklin Mutual International Value Fund and
Franklin Mutual Quest Fund have been capped so that transfer agent fees for that class do not exceed 0.02% based on the average net assets of the class until April 30, 2027.
Transfer agent fees on Class R6 shares of Franklin Mutual Global Discovery Fund and Franklin Mutual Shares Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until
April 30, 2027.
4. Independent Trustees' Retirement Plan
On January 1, 1993, the Trust adopted an Independent Trustees’ Retirement Plan (Plan). The Plan is an unfunded defined benefit plan that provides benefit payments to Trustees whose length of service and retirement age meets the eligibility requirements of the Plan. Benefits under the Plan are based on years of service and fees paid to each trustee at the time of retirement. Effective in December 1996, the Plan was closed to new participants.
During the period ended June 30, 2026, the Fund’s projected benefit obligation and benefit payments under the Plan were as follows:
Franklin Mutual
Beacon Fund
Franklin Mutual
Global Discovery
Fund
Franklin Mutual
International Value
Fund
a
Projected benefit obligation at June 30 , 2026 ..................... $179,955 $797,124 $106,447
b
Increase (decrease) in projected benefit obligation ................. $9,844 $27,179 $3,505
Benefit payments made to retired trustees ........................ $(9,029) $(24,015) $(3,209)
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a
Projected benefit obligation at June 30 , 2026 ...................................... $229,870 $718,920
b
Increase (decrease) in projected benefit obligation .................................. $7,764 $20,059
Benefit payments made to retired trustees ......................................... $(7,002) $(17,988)
a
The projected benefit obligation is included in trustees’ fees and expenses in the Statements of Assets and Liabilities.
b
The increase (decrease) in projected benefit obligation is reflected in trustees’ fees and expenses in the Statements of Operations.
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, bond discounts and premiums, tax straddles and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2026, were as follows:
Franklin Mutual
Quest Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 49,482,782
Long term ................................................................................ 376,186,333
Total capital loss carryforwards ............................................................... $425,669,115
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
a a a a
Cost of investments ........................................ $2,451,452,230 $7,087,844,950 $967,597,230
Unrealized appreciation ...................................... $1,046,142,704 $2,287,373,899 $274,743,559
Unrealized depreciation ...................................... (75,716,301) (397,723,866) (60,841,489)
Net unrealized appreciation (depreciation) ........................ $970,426,403 $1,889,650,033 $213,902,070
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
a a a
Cost of investments ......................................................... $2,274,476,660 $5,589,288,631
Unrealized appreciation ....................................................... $568,011,315 $1,521,588,163
Unrealized depreciation ....................................................... (151,063,621) (168,036,980)
Net unrealized appreciation (depreciation) ......................................... $416,947,694 $1,353,551,183
Franklin Mutual
Beacon Fund
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
International
Value Fund
Purchases ............................................... $601,139,452 $2,333,806,526 $290,473,041
Sales ................................................... $712,891,518 $2,720,626,233 $353,370,097

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
7. Credit Risk and Defaulted Securities
At June 30, 2026, Franklin Mutual Quest Fund had 15.4% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Funds may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Funds. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Funds discontinue accruing income and recognize an adjustment for uncollectible interest.
At June 30, 2026, the aggregate long value of distressed company securities for which interest recognition has been discontinued for Franklin Mutual Quest Fund was $2,874,959, representing 0.1% of the Fund's net assets. For information as to specific securities, see the accompanying Schedule of Investments.
At June 30, 2026, Franklin Mutual Beacon Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Value
Fund and Franklin Mutual Shares Fund did not hold any distressed company securities for which interest recognition has been discontinued.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Mutual Global Discovery Fund and Franklin Mutual International Value Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies)
to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by
Franklin Mutual
Quest Fund
Franklin Mutual
Shares Fund
Purchases ................................................................ $793,643,144 $2,120,413,176
Sales .................................................................... $894,319,759 $2,416,606,318
6. Investment Transactions
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds' returns and net asset value.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 37,315,907
10,941
a
Uniti Group, Inc. ............................. 8/04/25 9,523,836 11,758,892
334,087
a
Uniti Group, Inc., 8/01/35 ...................... 8/04/25 1,603,618 3,301,615
Total Restricted Securities (Value is 1.9% of Net Assets) ............... $11,127,454 $52,376,414
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
14,312
b
Uniti Group, Inc. ............................. 8/04/25 $ 12,458,840 $ 15,382,684
437,045
b
Uniti Group, Inc., 8/01/35 ...................... 8/04/25 2,097,816 4,319,097
Total Restricted Securities (Value is 0.3% of Net Assets) ............... $14,556,656 $19,701,781
a
The Fund also invests in unrestricted securities of the issuer, valued at $19,670,855 as of June 30, 2026.
b
The Fund also invests in unrestricted securities of the issuer, valued at $25,732,911 as of June 30, 2026.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 2,986,486 Unrealized depreciation on OTC
forward exchange contracts
$ 192,385
Total .................... $2,986,486 $192,385
8. Concentration of Risk
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended June 30, 2026, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of options and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(c) regarding derivative financial instruments.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2026, investments in “affiliated companies” were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Quest Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 14,800
Total .................... $— $14,800
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Global Discovery Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $890,802 Forward exchange contracts $2,794,101
Total ....................... $890,802 $2,794,101
Franklin Mutual Quest Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Written options — Written options 4,790
Total ....................... $— $4,790
Franklin
Mutual Global
Discovery Fund
Franklin Mutual
Quest Fund
Forward exchange contracts ................................................... $139,866,801 $—
Options ................................................................... — 11,429
10. Other Derivative Information
(continued)
Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds' returns and net asset value.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
106,532
Inclusive Language Services LLC, Membership
Interests, B ............................... 4/30/14 $ — $ 37,315,907
10,941
a
Uniti Group, Inc. ............................. 8/04/25 9,523,836 11,758,892
334,087
a
Uniti Group, Inc., 8/01/35 ...................... 8/04/25 1,603,618 3,301,615
Total Restricted Securities (Value is 1.9% of Net Assets) ............... $11,127,454 $52,376,414
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
14,312
b
Uniti Group, Inc. ............................. 8/04/25 $ 12,458,840 $ 15,382,684
437,045
b
Uniti Group, Inc., 8/01/35 ...................... 8/04/25 2,097,816 4,319,097
Total Restricted Securities (Value is 0.3% of Net Assets) ............... $14,556,656 $19,701,781
a
The Fund also invests in unrestricted securities of the issuer, valued at $19,670,855 as of June 30, 2026.
b
The Fund also invests in unrestricted securities of the issuer, valued at $25,732,911 as of June 30, 2026.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 2,986,486 Unrealized depreciation on OTC
forward exchange contracts
$ 192,385
Total .................... $2,986,486 $192,385

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2026, the
Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount* Held
at End
of Period
Investment
Income
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Inclusive Language
Services LLC,
Membership Interests, B $ 24,777,471 $ — $ — $ — $ 12,538,436 $ 37,315,907 106,532 $ —
Interest
Sorenson Holdings LLC,
First Lien, Term Loan, A,
PIK, 10%, 4/01/30 ... 33,242,678 696,802
a
(18,843,330)
a
— (191,963) 14,904,187 15,312,651 1,556,461
Sorenson Holdings LLC,
First Lien, Term Loan, B,
PIK, 8%, 4/01/30 .... 110,433,063 4,691,077
a
— — (1,121,546) 114,002,594 132,595,770 4,378,064
Total Affiliated Securities
(Value at End of Period
is 6.1% of Net Assets) . $168,453,212 $5,387,879 $(18,843,330) $— $11,224,927 $166,222,688 $5,934,525
*
In U.S. dollars unless otherwise indicated.
a
May include accretion, amortization, and/or other cost basis adjustments.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... $ 56,808,885 $ — $ — $ 56,808,885
Banks ............................... 171,427,631 222,966,707 — 394,394,338
Beverages ........................... — 42,248,216 — 42,248,216
Broadline Retail ....................... 143,282,619 — — 143,282,619
Building Products ...................... 145,668,163 — — 145,668,163
Capital Markets ........................ 90,163,558 — — 90,163,558
Electric Utilities ........................ 66,138,970 — — 66,138,970
Entertainment ......................... 47,018,799 — — 47,018,799
Food Products ........................ — 122,183,311 — 122,183,311
Health Care Equipment & Supplies ......... 265,879,250 — — 265,879,250
Household Products .................... 136,417,915 42,128,344 — 178,546,259
Insurance ............................ 293,155,144 — — 293,155,144
Interactive Media & Services .............. 100,501,639 — — 100,501,639
Life Sciences Tools & Services ............ 115,121,782 — — 115,121,782
Machinery ............................ 144,470,280 — — 144,470,280
Metals & Mining ....................... 103,839,878 — — 103,839,878
Oil, Gas & Consumable Fuels ............. 65,722,182 81,074,166 — 146,796,348
Pharmaceuticals ....................... 122,041,962 259,327,721 — 381,369,683
Retail REITs .......................... 53,382,150 — — 53,382,150
Semiconductors & Semiconductor Equipment . 105,438,977 — — 105,438,977
Software ............................. 159,820,419 — — 159,820,419
Specialty Retail ........................ 97,307,504 — — 97,307,504
Trading Companies & Distributors .......... 142,339,142 — — 142,339,142
Companies in Liquidation .................. — — 5 5
Short Term Investments ................... 26,003,314 — — 26,003,314
Total Investments in Securities ........... $2,651,950,163 $769,928,465
b
$5 $3,421,878,633
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 322,344,323 — 322,344,323
Automobiles .......................... — 114,954,107 — 114,954,107
Banks ............................... 485,878,247 571,693,549 — 1,057,571,796
Beverages ........................... — 166,562,316 — 166,562,316
Broadline Retail ....................... — 140,980,448 — 140,980,448
Building Products ...................... — 141,584,768 — 141,584,768
Capital Markets ........................ 134,245,315 146,278,353 — 280,523,668
Chemicals ........................... 295,469,682 116,621,075 — 412,090,757
Consumer Finance ..................... 147,488,000 — — 147,488,000
Containers & Packaging ................. 156,432,428 — — 156,432,428
Diversified Telecommunication Services ..... — 155,225,107 — 155,225,107
Electric Utilities ........................ — 91,845,289 — 91,845,289
Energy Equipment & Services ............. 131,734,157 — — 131,734,157
Entertainment ......................... 208,118,805 — — 208,118,805
Financial Services ...................... 119,530,975 — — 119,530,975
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Food Products ........................ $ 132,835,575 $ 158,687,201 $ — $ 291,522,776
Ground Transportation .................. 152,485,920 — — 152,485,920
Health Care Equipment & Supplies ......... 330,491,887 — — 330,491,887
Health Care Providers & Services .......... 334,250,994 — — 334,250,994
Household Products .................... — 173,091,748 — 173,091,748
Industrial Conglomerates ................ — 99,761,787 — 99,761,787
Insurance ............................ 189,623,672 154,853,599 — 344,477,271
Interactive Media & Services .............. 269,977,544 137,410,310 — 407,387,854
Media ............................... 82,143,767 — — 82,143,767
Multi-Utilities .......................... — 19,341,603 — 19,341,603
Oil, Gas & Consumable Fuels ............. 202,291,881 332,645,514 — 534,937,395
Pharmaceuticals ....................... 425,449,930 350,559,280 — 776,009,210
Professional Services ................... — 121,604,239 — 121,604,239
Semiconductors & Semiconductor Equipment . — 150,163,071 — 150,163,071
Software ............................. 482,070,307 — — 482,070,307
Technology Hardware, Storage & Peripherals . — 126,988,907 — 126,988,907
Tobacco ............................. — 198,367,536 — 198,367,536
Trading Companies & Distributors .......... 318,315,341 — — 318,315,341
Water Utilities ......................... — 114,402,966 — 114,402,966
Corporate Bonds ........................ — 40,399,365 — 40,399,365
Senior Floating Rate Interests ............... — 120,682,298 — 120,682,298
Companies in Liquidation .................. — — 31 31
Short Term Investments ................... 98,839,563 9,978,102 — 108,817,665
Total Investments in Securities ........... $4,697,673,990 $4,277,026,861
c
$31 $8,974,700,882
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,986,486 $— $2,986,486
Total Other Financial Instruments ......... $— $2,986,486 $— $2,986,486
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 192,385 $ — $ 192,385
Total Other Financial Instruments ......... $— $192,385 $— $192,385
Franklin Mutual International Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 41,772,979 — 41,772,979
Automobiles .......................... — 38,906,120 — 38,906,120
Banks ............................... — 240,680,440 — 240,680,440
Beverages ........................... — 43,858,422 — 43,858,422
Broadline Retail ....................... — 24,176,525 — 24,176,525
Building Products ...................... — 24,537,566 — 24,537,566
Capital Markets ........................ — 71,525,669 — 71,525,669
Chemicals ........................... — 11,733,328 — 11,733,328
Consumer Staples Distribution & Retail ...... — 21,986,114 — 21,986,114
Diversified Telecommunication Services ..... — 58,719,137 — 58,719,137
Electric Utilities ........................ — 22,880,424 — 22,880,424
Food Products ........................ — 23,224,557 — 23,224,557
Health Care Equipment & Supplies ......... — 19,253,310 — 19,253,310
Household Durables .................... — 18,802,678 — 18,802,678
Household Products .................... — 19,422,057 — 19,422,057
Insurance ............................ — 102,298,031 — 102,298,031
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual International Value Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Interactive Media & Services .............. $ — $ 24,772,775 $ — $ 24,772,775
Machinery ............................ 13,823,299 37,502,131 — 51,325,430
Metals & Mining ....................... — 23,039,310 — 23,039,310
Oil, Gas & Consumable Fuels ............. — 63,695,432 — 63,695,432
Paper & Forest Products ................. — 15,464,577 — 15,464,577
Personal Care Products ................. — 18,668,052 — 18,668,052
Pharmaceuticals ....................... — 72,909,682 — 72,909,682
Professional Services ................... — 24,008,700 — 24,008,700
Semiconductors & Semiconductor Equipment . 19,915,191 — — 19,915,191
Tobacco ............................. — 27,415,951 — 27,415,951
Trading Companies & Distributors .......... 19,665,576 — — 19,665,576
Water Utilities ......................... — 17,983,727 — 17,983,727
Short Term Investments ................... 18,857,540 — — 18,857,540
Total Investments in Securities ........... $72,261,606 $1,109,237,694
d
$— $1,181,499,300
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 31,795,196 — 31,795,196
Automobile Components ................. 28,774,392 — — 28,774,392
Automobiles .......................... — 23,159,784 — 23,159,784
Banks ............................... 91,082,380 130,891,220 — 221,973,600
Beverages ........................... — 35,790,149 — 35,790,149
Building Products ...................... 36,614,582 — — 36,614,582
Capital Markets ........................ 9,865,205 — — 9,865,205
Chemicals ........................... 29,389,537 — — 29,389,537
Communications Equipment .............. 49,443,965 — 37,315,907 86,759,872
Consumer Staples Distribution & Retail ...... 32,130,194 — — 32,130,194
Containers & Packaging ................. 21,989,110 — — 21,989,110
Diversified Telecommunication Services ..... 19,670,855 28,847,290 — 48,518,145
Electric Utilities ........................ 108,503,160 — — 108,503,160
Energy Equipment & Services ............. 57,908,803 — — 57,908,803
Entertainment ......................... 118,890,106 — — 118,890,106
Financial Services ...................... 32,001,977 — — 32,001,977
Food Products ........................ — 39,938,165 — 39,938,165
Ground Transportation .................. 22,544,720 — — 22,544,720
Health Care Equipment & Supplies ......... 71,050,711 — — 71,050,711
Health Care Providers & Services .......... 33,661,753 29,954,650 — 63,616,403
Household Products .................... 24,930,542 19,775,993 — 44,706,535
Insurance ............................ 152,168,055 61,413,789 — 213,581,844
Interactive Media & Services .............. 75,751,140 — — 75,751,140
Machinery ............................ 100,066,861 26,784,461 — 126,851,322
Media ............................... 8,550,360 — — 8,550,360
Metals & Mining ....................... 56,548,071 42,647,808 — 99,195,879
Oil, Gas & Consumable Fuels ............. 49,598,763 41,433,709 — 91,032,472
Pharmaceuticals ....................... 80,513,109 45,605,101 — 126,118,210
Professional Services ................... — 25,104,088 — 25,104,088
Semiconductors & Semiconductor Equipment . 32,389,377 — — 32,389,377
Software ............................. 72,165,655 — — 72,165,655
Specialty Retail ........................ 21,685,892 — — 21,685,892
Technology Hardware, Storage & Peripherals . — 53,062,953 — 53,062,953
Tobacco ............................. — 32,972,114 — 32,972,114
Trading Companies & Distributors .......... 28,198,765 — — 28,198,765
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Preferred Stocks :
Diversified Telecommunication Services ..... $ — $ — $ 11,758,892 $ 11,758,892
Technology Hardware, Storage & Peripherals . — 33,666,266 — 33,666,266
Rights ................................. — — 1,656,703 1,656,703
Warrants ............................... — — 3,301,615 3,301,615
Convertible Bonds ....................... — 14,118,750 — 14,118,750
Corporate Bonds ........................ — 146,163,739 — 146,163,739
Senior Floating Rate Interests ............... — 125,530,543 128,906,781 254,437,324
Companies in Liquidation .................. — — 8
e
8
Short Term Investments ................... 53,755,440 — — 53,755,440
Total Investments in Securities ........... $1,519,843,480 $988,655,768
f
$182,939,906 $2,691,439,154
– – – –
Liabilities:
Other Financial Instruments:
Options Written .......................... $14,800 $— $— $14,800
Total Other Financial Instruments ......... $14,800 $— $— $14,800
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... $ 103,201,102 $ — $ — $ 103,201,102
Banks ............................... 495,408,715 — — 495,408,715
Broadline Retail ....................... 500,236,572 — — 500,236,572
Building Products ...................... 228,590,294 — — 228,590,294
Capital Markets ........................ 119,001,704 — — 119,001,704
Chemicals ........................... 162,279,713 — — 162,279,713
Communications Equipment .............. 121,111,244 — — 121,111,244
Consumer Finance ..................... 92,525,743 — — 92,525,743
Consumer Staples Distribution & Retail ...... 218,983,136 — — 218,983,136
Diversified Telecommunication Services ..... 25,732,911 — — 25,732,911
Electric Utilities ........................ 238,999,606 — — 238,999,606
Electronic Equipment, Instruments &
Components ........................ 40,915,058 — — 40,915,058
Energy Equipment & Services ............. 119,470,606 — — 119,470,606
Entertainment ......................... 99,777,562 — — 99,777,562
Financial Services ...................... 175,424,069 — — 175,424,069
Food Products ........................ — 140,139,496 — 140,139,496
Ground Transportation .................. 116,567,232 — — 116,567,232
Health Care Equipment & Supplies ......... 382,065,257 — — 382,065,257
Household Products .................... 159,859,299 — — 159,859,299
Insurance ............................ 452,883,109 — — 452,883,109
Interactive Media & Services .............. 62,639,538 — — 62,639,538
Life Sciences Tools & Services ............ 155,952,540 — — 155,952,540
Machinery ............................ 169,167,003 — — 169,167,003
Metals & Mining ....................... 131,900,601 — — 131,900,601
Oil, Gas & Consumable Fuels ............. 245,794,957 — — 245,794,957
Personal Care Products ................. 113,330,199 — — 113,330,199
Pharmaceuticals ....................... 248,208,514 308,168,886 — 556,377,400
Retail REITs .......................... 119,796,312 — — 119,796,312
Semiconductors & Semiconductor Equipment . 142,523,691 — — 142,523,691
Software ............................. 362,426,978 — — 362,426,978
Specialty Retail ........................ 224,643,486 — — 224,643,486
Technology Hardware, Storage & Peripherals . 261,302,497 — — 261,302,497
Tobacco ............................. — 50,989,836 — 50,989,836
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Trading Companies & Distributors .......... $ 168,593,061 $ — $ — $ 168,593,061
Preferred Stocks ......................... — — 15,382,684 15,382,684
Warrants ............................... — — 4,319,097 4,319,097
Corporate Bonds ........................ — 32,212,545 — 32,212,545
Senior Floating Rate Interests ............... — 90,897,863 — 90,897,863
Companies in Liquidation .................. — — 21 21
Short Term Investments ................... 41,417,077 — — 41,417,077
Total Investments in Securities ........... $6,300,729,386 $622,408,626
g
$19,701,802 $6,942,839,814
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $769,928,465, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $4,105,967,096, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $1,109,237,694, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes financial instruments determined to have no value.
f
Includes foreign securities valued at $702,842,736, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $499,298,218, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2026, the reconciliation is as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Communications
Equipment ....... $ 24,777,471 $ — $ — $ — $ — $ — $ — $ 12,538,436 $ 37,315,907 $ 12,538,436
Diversified
Telecommunication
Services ........ 11,722,927 — — — (11,722,927) — — — — —
Preferred Stocks :
Diversified
Telecommunication
Services ........ 10,791,029 — — — — — — 967,863 11,758,892 967,863
Rights :
Media ........... 1,656,703 — — — — — — — 1,656,703 —
Warrants :
Diversified
Telecommunication
Services ........ 2,018,557 — — — — — — 1,283,058 3,301,615 1,283,058
Senior Floating Rate
Interests :
Wireless
Telecommunication
Services ........ 143,675,741 5,089,117 (18,843,330) — — 298,762 — (1,313,509) 128,906,781 (1,489,095)
Companies in Liquidation : —
d
— — — — — — 8 8
d
8
Total Investments in
Securities ............ $194,642,428 $5,089,117 $(18,843,330) $— $(11,722,927) $298,762 $— $13,475,856 $182,939,906 $13,300,270
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2026, are as follows:
14. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment. . . . . . . . $37,315,907 Market comparables Discount for lack of marketability
7.3% Decrease
EV / EBITDA multiple 7.3x Increase
EV / Revenue multiple 1.7x Increase
Senior Floating Rate Interests:
Wireless Telecommunication Services 128,906,781 Discounted cash flow Discount rate 11.0% - 12.5%
(12.4%)
Decrease
All Other Investments . . . . . . . . . 16,717,218
c,d
Total . . . . . $182,939,906
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
d
Includes financial instruments determined to have no value.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
13. Fair Value Measurements
(continued)

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Abbreviations
Counterparty
BOFA
Bank of America N.A.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

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FRANKLIN MUTUAL SERIES FUNDS
(EACH SERIES OF SUCH TRUST, A “FUND”)
(unaudited)
The Board of Trustees (the “Board”), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at an in-person meeting held on May 18, 2026, unanimously approved the continuance of each Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose of considering such continuance, the independent trustees participated in two other meetings held in connection with the renewal process. Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the continuation of the investment management agreement for the Funds, the Board, including the independent trustees, determined that the investment management fee structure was fair and reasonable and that continuance of the agreement was in the best interests of each Fund and its shareholders.
In reaching their decision on the investment management agreement, the trustees took into account information furnished throughout the year at Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreement. Information furnished throughout the year included, among others, reports on each Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin Templeton, Inc. (“FT”) complex in comparison to those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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to compliance with the Funds’ investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the FT group and its activities on behalf of other clients. The
Board also reviewed and considered an annual report on payments made by FT or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the
Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, and ongoing efforts to modernize its mutual fund lineup, along with the impact on FT of team integrations and staff reductions.
The information obtained by the trustees during the renewal process also included a special report prepared by Broadridge
Financial Solutions, Inc., an independent third-party analyst that utilizes data from Lipper, Inc. (“Lipper”), comparing each
Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by Lipper (“Broadridge Section 15(c) Report”). The trustees reviewed the Broadridge Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility.
Except as noted below, they concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study (“Profitability Study”) prepared by management discussing the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters.
The trustees reviewed the personnel, operations, financial condition and investment management capabilities, methodologies and resources of the investment manager. As part of this review, particular attention was given to management’s diligent risk management program, including continual monitoring and management of cybersecurity, liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and expected to be held by each Fund and how such instruments are used to pursue each Fund’s investment goal(s). The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by FT to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business.
The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.
In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by the investment manager. The trustees cited the investment manager’s ability to implement each Fund’s disciplined value investment approach and its long-term relationship with each Fund as reasons that shareholders choose to invest, and remain invested, in the Funds. The trustees reviewed each Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that each Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of pre- designated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of shareholders of the Funds. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and

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expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of each Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The
Board noted the extent of the benefits provided to the Funds’ shareholders from being part of the FT group of funds, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest dividends from any of the Funds into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The Board specifically noted FT’s commitment to technological innovation and advancement, including continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-
day tasks. The Board also noted the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.
The Board considered the nature, extent and quality of the services to be provided under each Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to the Funds’ shareholders by an affiliate of the investment manager. While such considerations directly affected the trustees’ decision in renewing each Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to each Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of each Fund and to provide quality services to such Fund and its shareholders.
INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Funds over the one-, three-, five- and 10-year periods ended December 31, 2025. They considered the history of performance of each Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with each Fund’s portfolio managers to discuss performance and the management of such Fund. In addition to the materials provided by management in connection with the renewal process, the independent trustees requested throughout the year (and received) additional presentations from the investment manager and senior management of FT regarding the performance of the investment manager and the Funds. As part of these presentations, the investment manager and senior management of FT reviewed enhancements that have been made, and are being made, to the investment manager’s investment process.
Particular attention in assessing performance was given to the Broadridge Section 15(c) Report. That report showed the investment performance of each Fund (Class A shares) in comparison to other funds determined comparable by Lipper.
Franklin Mutual Shares Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional multi-cap value funds. The Fund had total returns in the lowest performing quintile for the one-, five- and 10-year periods ended December 31, 2025 and had annualized total returns for the three-year period in the second-lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the one-, three-, five- and 10-year periods ended December 31, 2025. In this regard, management explained that a significant component of the underperformance was attributable to stock selection, depending on the period at issue, in the financials, communication services, information technology, industrials, and energy

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sectors. In addition, as part of these discussions, the Board took into account the recent organizational changes where the portfolio management team was integrated into the Franklin Equity group (which includes other FT investment teams) and how the integration was intended to benefit and help improve the performance of the Fund. While disappointed with the Fund’s relative underperformance, based on management’s willingness to take appropriate measures to address Fund performance issues and management’s responsiveness to the Board’s concerns about investment performance, the Board concluded that no changes with respect to the Funds were warranted at the time and noted that it would continue to monitor future performance.
Franklin Mutual Global Discovery Fund. The comparable funds to the Fund, as chosen by Lipper, included retail and institutional global large-cap value funds. The Fund had total returns in the middle performing quintile for the one-year period ended December 31, 2025, had annualized total returns for the three-year period in the second-lowest performing quintile, had annualized total returns for the five-year period in the second-best performing quintile, and had annualized total returns for the
10-year period in the lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had performed in an acceptable manner in the context of the Fund’s goals.
Franklin Mutual International Value Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional international multi-cap value funds. The Fund had total returns in the middle performing quintile for the one-, three- and 10-year periods ended December 31, 2025, and had annualized total returns for the five-year period in the best performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-
adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had performed in an acceptable manner in the context of the Fund’s goals.
Franklin Mutual Quest Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional flexible portfolio funds. The Fund had total returns in the second-best performing quintile for the one- and five-year periods ended December 31, 2025, had annualized total returns for the three-year period in the middle performing quintile, and had annualized total returns for the 10-year period in the second-lowest performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees concluded that the Fund had performed in an acceptable manner in the context of the Fund’s goals.
Franklin Mutual Beacon Fund. The comparable funds to the Fund, as chosen by Lipper, included retail and institutional global large-cap value funds. The Fund had total returns in the second-best performing quintile for the one-year period ended December 31, 2025, had annualized total returns for the three- and five-year periods in the second-lowest performing quintile, and had annualized total returns for the 10-year period in the middle performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the three- and five-year periods ended December 31, 2025. The Board was encouraged by the improved comparative performance for the one-, three- and five-year periods, but noted that such relative improvement would not have a significant impact on the relative performance for the three- and five-year periods ended December 31,
2025. Based on the more recent relative performance, the Board concluded that no changes with respect to the Funds were warranted at the time and noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with each Fund. As part of the renewal process, the trustees explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in each Fund’s expense ratios (or components thereof). In considering the appropriateness of the management fees and other expenses charged to each Fund, the Board took into account various factors including investment performance and matters relating to each Fund’s operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Broadridge Section 15(c) Report of the investment management fee and total expense ratio of each Fund in comparison to those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper

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expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the
Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to each Fund’s contractual management fees in comparison to the contractual management fees that would have been charged by other funds within its Lipper expense group assuming they were similar in size to such Fund, as well as the actual total expenses of each Fund in comparison to those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for each Fund’s Class A shares.
Franklin Mutual Shares Fund. The Fund’s contractual management fee rate was in the second-most expensive quintile of its Lipper expense group and its total expenses were in the middle quintile of such group. The Board found such comparative fees and expenses to be acceptable in view of factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.
Franklin Mutual Global Discovery Fund. The Fund’s contractual management fee rate was in the most expensive quintile of its Lipper expense group and its total expenses were in the second-most expensive quintile of such group. However, the Board noted that the Fund’s total expense ratio was 3.5 basis points above the median of the Lipper expense group. The Board took into account Lipper’s position that when an equity fund’s total expense ratio is within 8 basis points of median, it considers that within Lipper’s tolerance range and does not necessitate a deeper review of expense factors. The Board found such comparative fees and expenses to be acceptable in view of these additional considerations and factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.
Franklin Mutual International Value Fund. The Fund’s contractual management fee rate was in the second-most expensive quintile of its Lipper expense group and its total expenses were in the middle quintile of such group. The Board found such comparative fees and expenses to be acceptable in view of factors relating to the Fund’s operations, such as the quality and experience of its portfolio managers.
Franklin Mutual Quest Fund. The Fund’s contractual management fee rate was in the second-least expensive quintile of its
Lipper expense group and its total expenses were also in the second-least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
Franklin Mutual Beacon Fund. The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of FT, from its overall U.S. fund business, as well as profitability to each Fund’s investment manager and its affiliates, from providing investment management and other services to each Fund during the 12-month period ended September 30, 2025, the most recent fiscal year-end of FT. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. The Board also noted that an independent registered public accounting firm has been engaged by the investment manager to periodically review and assess the allocation methodologies to be used solely by the Board with respect to the profitability analysis.
The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of each Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses;
shareholder servicing profitability; economies of scale; and the relative contribution of each Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated
its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability.

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The Board also took into account management’s expenditures in improving shareholder services provided to each Fund, as well as the need to meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange
Commission and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from the Funds’ operations, including those derived from economies of scale, discussed below, the allocation of each Fund’s brokerage and the use of commission dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE.
The Board considered economies of scale realized by the investment manager and its affiliates as the Funds grow larger and the extent to which they are shared with the Funds’ shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Funds directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted
that benefits of economies of scale will be shared with each Fund’s shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by such Fund.
The trustees noted that breakpoints had been instituted as part of each Fund’s investment management fees and that the Board regularly evaluates whether additional breakpoints are appropriate. For the Franklin Mutual Shares Fund,
Franklin Mutual Global Discovery Fund and Franklin Mutual International Value Fund, the trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. For the Franklin Mutual Beacon Fund and Franklin Mutual Quest
Fund, the trustees believed the breakpoints were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fees and expense ratio of each Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with each Fund and its shareholders.
CONCLUSION
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Fund’s investment management agreement for an additional one-year period.

MS-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Mutual Series Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 27, 2026